      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 1998

                                                  REGISTRATION NO. 33-45379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------


                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO./ /
                       POST-EFFECTIVE AMENDMENT NO. 12/X/

                                      AND


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 12/X/
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)
                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                                 (609) 282-1429
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                           --------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536


                                    Copy to:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND, ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415

                            ------------------------


    It is proposed that this filing will become effective (check appropriate space):


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on ___May 1, 1998___ pursuant to paragraph (b) of Rule 485
               (date)
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _______________pursuant to paragraph (a)(1) of Rule 485
               (date)


Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.



                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-11


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                (AS REQUIRED BY RULE 495(A) UNDER THE 1933 ACT)

N-4 ITEM NUMBER AND CAPTION                                      LOCATION
---------------------------------------------------------------  ----------------------------------------------------
PART A
       1.  Cover Page..........................................  Cover Page

       2.  Definitions.........................................  Definitions

       3.  Synopsis............................................  Fee Table

       4.  Condensed Financial Information.....................  Accumulation Unit Value Table; Yields and Total
                                                                   Returns
                                                                 Part B: Calculation of Yields and Total Returns

       5.  General Description of Registrant Depositor, and
             Portfolio Companies...............................  Merrill Lynch Life Insurance Company; The Accounts;
                                                                   Investments of the Accounts

       6.  Deductions and Expenses.............................  Capsule Summary of the Contract (Fees and Charges;
                                                                   Transfers; Withdrawals); Charges and Deductions;
                                                                   Description of the Contract (Accumulation Units;
                                                                   Transfers; Withdrawals and Surrenders; Payments to
                                                                   Contract Owners)

       7.  General Description of Variable Annuity Contracts...  Capsule Summary of the Contract (The Accounts; The
                                                                   Funds; Premiums; Annuity Payments; Transfers;
                                                                   Withdrawals, Ten Day Review); The Accounts;
                                                                   Description of the Contract; Other Information
                                                                   (Voting Rights; State Regulation)

       8.  Annuity Period......................................  Capsule Summary of the Contract (Annuity Payments);
                                                                   Description of the Contract (Annuity Date; Annuity
                                                                   Options)

       9.  Death Benefit.......................................  Capsule Summary of the Contract (Death Benefit);
                                                                   Description of the Contract (Death Benefit; Death
                                                                   of Annuitant); Federal Income Tax (Taxation of
                                                                   Annuities)

      10.  Purchases and Contract Value........................  Capsule Summary of the Contract (The Accounts;
                                                                   Premiums); Description of the Contract (Premiums;
                                                                   Premium Investments; Accumulation Units); Other
                                                                   Information (Reports to Contract Owners)
                                                                 Part B: Other Information (Principal Underwriter)

      11.  Redemptions.........................................  Capsule Summary of the Contract (Ten Day Review);
                                                                   Charges and Deductions; Description of the
                                                                   Contract (Issuing the Contract; Ten Day Right to
                                                                   Review; Withdrawals and Surrenders; Payments to
                                                                   Contract Owners; Annuity Options)

N-4 ITEM NUMBER AND CAPTION                                      LOCATION
---------------------------------------------------------------  ----------------------------------------------------
      12.  Taxes...............................................  Capsule Summary of the Contract (Fees and Charges;
                                                                   Withdrawals) Charges and Deductions (Premium
                                                                   Taxes; Other Charges); Description of the Contract
                                                                   (Accumulation Units; Death Benefit; Withdrawals
                                                                   and Surrenders; Annuity Options); Federal Income
                                                                   Taxes

      13.  Legal Proceedings...................................  Other Information (Legal Proceedings)

      14.  Table of Contents of the Statement of Additional
             Information.......................................  Table of Contents of the Statement of Additional
                                                                   Information
PART B
      15.  Cover Page..........................................  Cover Page
      16.  Table of Contents...................................  Table of Contents
      17.  General Information and History.....................  Part A: Merrill Lynch Life Insurance Company; The
                                                                   Accounts; Investments of the Accounts
                                                                 Part B: Other Information (General Information and
                                                                   History)
      18.  Services............................................  Part A: Other Information(Experts)
                                                                 Part B: Administrative Service Arrangements
      19.  Purchase of Securities Being Offered................  Part A: Other Information (Selling the Contract)
      20.  Underwriters........................................  Part A: Other Information (Selling the Contract)
                                                                 Part B: Other Information (Principal Underwriter)
      21.  Calculation of Performance Data.....................  Part A: Yields and Total Returns
                                                                 Part B: Calculation of Yields and Total Returns
      22.  Annuity Payments....................................  Part A: Capsule Summary of the Contract (Annuity
                                                                   Payments); Description of the Contract (Annuity
                                                                   Date; Annuity Options)
      23.  Financial Statements................................  Other Information (Financial Statements); Financial
                                                                   Statements of Merrill Lynch Life Variable Annuity
                                                                   Separate Account A; Financial Statements of
                                                                   Merrill Lynch Life Variable Annuity Separate
                                                                   Account B; Financial Statements of Merrill Lynch
                                                                   Life Insurance Company.

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

PROSPECTUS

MAY 1, 1998

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                                      AND
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    Home Office: Little Rock, Arkansas 72201
                        Service Center: P.O. Box 44222,
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             Phone: (800) 535-5549
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

The individual deferred variable annuity contract described in this Prospectus (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


Premiums will be allocated as the contract owner directs into one or more subaccounts of Merrill Lynch Life Variable Annuity Separate Account A ("Account A") and/or Merrill Lynch Life Variable Annuity Separate Account B ("Account B"), (together, the "Accounts"). The assets of each of the subaccounts will be invested in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc.; AIM Variable Insurance Funds, Inc.; Alliance Variable Products Series Fund, Inc.; MFS Variable Insurance Trust; Hotchkis and Wiley Variable Trust; and Defined Asset Funds (each portfolio, a "Fund"; collectively, the "Funds"). Currently, there are seventeen subaccounts available through Account A and one subaccount available through Account B. Effective following the close of business on June 5, 1998, five additional subaccounts will become available through Account A for the allocation of premiums or contract value. Three subaccounts previously available though Account A are no longer available for the allocation of premiums or contract value. Effective following the close of business on June 5, 1998, two additional subaccounts of Account A will not be available for the allocation of premiums or contract value. Other subaccounts and corresponding investment options may be added or closed in the future. The value of a contract owner's investment in each subaccount will vary with investment experience, and it is the contract owner who bears the full investment risk with respect to his or her investments.


The Contract provides a choice of fixed annuity payment options. On the annuity date, the entire contract value, after the deduction of a charge for any applicable premium taxes, will be transferred to Merrill Lynch Life's general account, from which the annuity payments will be made. Prior to the annuity date, the contract owner may make transfers among Account A subaccounts, limited transfers from Account A into Account B, and full or partial withdrawals from the Contract to suit investment and liquidity needs. Withdrawals may be taxable and may be subject to a contingent deferred sales charge.


This Prospectus contains information about the Contract and the Accounts that a prospective contract owner should know before investing. Additional information about the Contract and the Accounts is contained in a Statement of Additional Information, dated May 1, 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above. The table of contents for the Statement of Additional Information is included on page 40 of this Prospectus.


THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE ANNUITY, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. MERRILL LYNCH LIFE DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

AN ANNUITY IS INTENDED TO BE A LONG TERM INVESTMENT. WITHDRAWALS OR SURRENDER OF THE CONTRACT PREMATURELY MAY RESULT IN SUBSTANTIAL PENALTIES. CONTRACT OWNERS SHOULD CONSIDER THEIR INCOME NEEDS BEFORE PURCHASING THE CONTRACT.

ALL WITHDRAWALS FROM AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX.

THIS CONTRACT PROVIDES A GUARANTEED DEATH BENEFIT THAT IS PAYABLE ONLY UPON THE DEATH OF THE CONTRACT OWNER. THE 5% GROWTH GUARANTEED ON CERTAIN PREMIUMS FOR DEATH BENEFIT PURPOSES IS NOT A GUARANTEE OF CONTRACT VALUE, NOR IS IT APPLICABLE TO ANY OTHER FEATURE OF THE CONTRACT.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS WHICH SHOULD ALSO BE READ AND KEPT FOR REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                                                PAGE
                                                                                                                -----
DEFINITIONS................................................................................................           4
CAPSULE SUMMARY OF THE CONTRACT............................................................................           5
FEE TABLE..................................................................................................          10
ACCUMULATION UNIT VALUES...................................................................................          14
YIELDS AND TOTAL RETURNS...................................................................................          16
MERRILL LYNCH LIFE INSURANCE COMPANY.......................................................................          17
THE ACCOUNTS...............................................................................................          17
INVESTMENTS OF THE ACCOUNTS................................................................................          18
    Merrill Lynch Variable Series Funds, Inc. .............................................................          18
        Domestic Money Market Fund.........................................................................          19
        Prime Bond Fund....................................................................................          19
        High Current Income Fund...........................................................................          20
        Quality Equity Fund................................................................................          20
        Special Value Focus Fund...........................................................................          20
        Natural Resources Focus Fund.......................................................................          20
        American Balanced Fund.............................................................................          20
        Global Strategy Focus Fund.........................................................................          21
        Basic Value Focus Fund.............................................................................          21
        Global Bond Focus Fund.............................................................................          21
        Global Utility Focus Fund..........................................................................          21
        International Equity Focus Fund....................................................................          21
        Government Bond Fund...............................................................................          21
        Developing Capital Markets Focus Fund..............................................................          22
        Reserve Assets Fund................................................................................          22
        Index 500 Fund.....................................................................................          22
        Capital Focus Fund.................................................................................          22
        Global Growth Focus Fund...........................................................................          22
    Defined Asset Funds--Select Ten Trust..................................................................          23
    AIM Variable Insurance Funds, Inc. ....................................................................          23
        AIM V.I. Capital Appreciation Fund.................................................................          24
        AIM V.I. Value Fund................................................................................          24
    Alliance Variable Products Series Fund, Inc............................................................          24
        Alliance Premier Growth Portfolio..................................................................          25
        Alliance Quasar Portfolio..........................................................................          25
    MFS Variable Insurance Trust...........................................................................          25
        MFS Emerging Growth Series.........................................................................          26
        MFS Research Series................................................................................          26
    Hotchkis and Wiley Variable Trust......................................................................          26
        Hotchkis and Wiley International VIP Portfolio.....................................................          26
    Purchases and Redemptions of Fund Shares; Reinvestment.................................................          27
    Material Conflicts, Substitution of Investments and Changes to Accounts................................          27
CHARGES AND DEDUCTIONS.....................................................................................          28
    Contract Maintenance Charge............................................................................          28
    Mortality and Expense Risk Charge......................................................................          28
    Administration Charge..................................................................................          28
    Contingent Deferred Sales Charge.......................................................................          29
    Premium Taxes..........................................................................................          30
    Other Charges..........................................................................................          30

                                                                                                                PAGE
                                                                                                                -----
DESCRIPTION OF THE CONTRACT................................................................................          31
    Ownership of the Contract..............................................................................          31
    Issuing the Contract...................................................................................          31
    Ten Day Right to Review................................................................................          31
    Contract Changes.......................................................................................          32
    Premiums...............................................................................................          32
    Premium Investments....................................................................................          32
    Accumulation Units.....................................................................................          32
    Death Benefit..........................................................................................          33
    Death of Annuitant.....................................................................................          35
    Transfers..............................................................................................          35
    Dollar Cost Averaging..................................................................................          36
    Merrill Lynch Retirement Plus Advisor-SM-..............................................................          37
    Withdrawals and Surrenders.............................................................................          37
    Payments to Contract Owners............................................................................          38
    Annuity Date...........................................................................................          39
    Annuity Options........................................................................................          39
    Unisex.................................................................................................          40
FEDERAL INCOME TAXES.......................................................................................          41
    Introduction...........................................................................................          41
    Merrill Lynch Life's Tax Status........................................................................          41
    Taxation of Annuities..................................................................................          41
    Internal Revenue Service Diversification Standards.....................................................          43
    IRA Contracts..........................................................................................          43
    Roth IRAs..............................................................................................          44
    Transfers, Assignments, or Exchanges of a Contract.....................................................          44
    Withholding............................................................................................          44
    Possible Changes in Taxation...........................................................................          44
    Other Tax Consequences.................................................................................          45
OTHER INFORMATION..........................................................................................          45
    Voting Rights..........................................................................................          45
    Reports to Contract Owners.............................................................................          45
    Selling the Contract...................................................................................          46
    State Regulation.......................................................................................          46
    Year 2000..............................................................................................          46
    Legal Proceedings......................................................................................          47
    Experts................................................................................................          47
    Legal Matters..........................................................................................          47
    Registration Statements................................................................................          47
    Table of Contents of the Statement of Additional Information...........................................          47
    Appendix A.............................................................................................         A-1

                                  DEFINITIONS

ACCOUNTS: Two segregated investment accounts of Merrill Lynch Life Insurance Company, named Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B. (See page 16.)

ACCOUNT VALUE: The value of a contract owner's interest in a particular Account.

ACCUMULATION UNIT: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date. (See page 27.)

ANNUITANT: The person on whose continuation of life annuity payments may depend.

ANNUITY DATE: The date on which annuity payments begin. (See page 32.)

BENEFICIARY: The person to whom payment is to be made on the death of the contract owner.

CONTRACT: The variable annuity offered by this Prospectus.

CONTRACT ANNIVERSARY: The same date each year as the date of issue of the Contract.

CONTRACT OWNER: The person entitled to exercise all rights under the Contract. (See page 26.)

CONTRACT VALUE: The value of a contract owner's interest in the Accounts.

CONTRACT YEAR: The period from one contract anniversary to the day preceding the next contract anniversary.

DATE OF ISSUE: The date on which an initial premium is received and required contract owner information is approved by Merrill Lynch Life. (See page 26.)

DUE PROOF OF DEATH: A certified copy of the death certificate, Beneficiary Statement, and any additional paperwork necessary to process the death claim.


FUNDS: The mutual funds, or separate investment portfolios within a series mutual fund, and the unit investment trust portfolio, designated as eligible investments for the Accounts. (See page 17.)


INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 408 of the Internal Revenue Code.

MONTHIVERSARY: The same date of each month as the date on which the Contract was issued.

NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next. (See page 28.)

NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described under Section 401, 403, 408, 457 or any similar provisions of the Internal Revenue Code.

PREMIUMS: Money paid into the Contract. (See page 27.)

SUBACCOUNT: A division of each of the Accounts consisting of the shares of a particular Fund held by that Account.

VALUATION PERIOD: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open. (See page 28.)

VARIABLE ANNUITY: A contract with a value that reflects investment experience prior to the annuity date, and provides periodic payments of set amounts after the annuity date.

                        CAPSULE SUMMARY OF THE CONTRACT

The following capsule summary is intended to provide a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE ACCOUNTS

Premiums will be allocated to Merrill Lynch Life Variable Annuity Separate Account A ("Account A") and/or Merrill Lynch Life Variable Annuity Separate Account B ("Account B") segregated investment accounts (together, the "Accounts"), as directed by the contract owner. The Accounts are divided into subaccounts corresponding to the Funds in which contract value may be invested. Premiums are not invested directly in the underlying Funds. For the first 14 days following the date of issue, all premiums directed into Account A will be allocated to the Domestic Money Market Fund Subaccount. Thereafter, the account value will be reallocated to the Account A subaccounts selected. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. Account A account value may be periodically transferred among Account A subaccounts, subject to certain limitations. Currently, a contract owner may allocate premiums or contract value among a total of eighteen subaccounts. The contract value and annuity payments will reflect the investment performance of the Funds selected. (See THE ACCOUNTS on page 16 and TRANSFERS on page 29.)

THE FUNDS


The Funds are separate investment portfolios of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"); AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"); Alliance Variable Products Series Fund, Inc. ("Alliance Fund"); MFS Variable Insurance Trust ("MFS Trust"); Hotchkis and Wiley Variable Trust ("Hotchkis and Wiley Trust"); and Defined Asset Funds (each portfolio, a "Fund"; collectively, the "Funds"). The following eighteen Funds are currently available for contract owner investment (seventeen available through Account A and one available through Account B), each with a different investment objective: Domestic Money Market Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Special Value Focus Fund, Global Strategy Focus Fund, Basic Value Focus Fund, Global Bond Focus Fund, International Equity Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, and Reserve Assets Fund, each of Merrill Variable Funds; AIM V.I. Capital Appreciation Fund and AIM V.I. Value Fund, each of AIM V.I. Funds; Alliance Premier Growth Portfolio of Alliance Fund; and MFS Emerging Growth Series and MFS Research Series, each of MFS Trust. Effective following the close of business on June 5, 1998, the following five additional Funds will become available for contract owner investment through Account A, each with a different investment objective: Capital Focus Fund and Global Growth Focus Fund, each of Merrill Variable Funds; Alliance Quasar Portfolio of Alliance Fund; Hotchkis and Wiley International VIP Portfolio of Hotchkis and Wiley Trust; and the 1998 ML Select Ten V.I. Trust ("Select Ten Trust") of Defined Asset Funds. Subaccounts investing in the Natural Resources Focus Fund, the American Balanced Fund, and the Global Utility Focus Fund of Merrill Variable Funds are closed to allocations of premiums and contract value. Subaccounts investing in the Global Bond Focus Fund and the International Equity Focus Fund of Merrill Variable Funds will be closed to allocations of premiums and contract value following the close of business on June 5, 1998. Other investment options may be added or closed in the future. (See INVESTMENTS OF THE ACCOUNTS on page 17.)


Detailed information about the investment objectives of the Funds can be found under INVESTMENTS OF THE ACCOUNTS on page 17 and in the attached prospectuses for the Funds.

PREMIUMS

The Contract generally allows contract owners the flexibility to make premium payments as often as desired. The Contract is purchased by making an initial premium payment of $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more and can be made at any time prior to the annuity date. Maximum annual contributions to IRA Contracts are limited by federal law. Under an automatic investment feature, subsequent premium payments can be systematically made from a Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account. A Financial Consultant should be contacted for additional information. Merrill Lynch Life reserves the right to refuse to accept subsequent premium payments, if required by law. (See PREMIUMS on page 27.)

FEES AND CHARGES

A charge is made to reimburse Merrill Lynch Life for expenses related to maintenance of the Contract. A $40 contract maintenance charge will be deducted from the contract value on each contract anniversary that occurs on or prior to the annuity date. It will also be deducted when the Contract is surrendered, if it is surrendered on any date other than a contract anniversary. This charge will be waived on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned. It is not deducted after the annuity date.

A mortality and expense risk charge is imposed on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B and is deducted daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks assumed by Merrill Lynch Life for the annuity payment and death benefit guarantees made under the Contract. The remainder, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks assumed by Merrill Lynch Life should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

An administration charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of the Contract. A charge of 0.10% annually will be deducted daily only from the net asset value of Account A. No administration charge is imposed on the assets of Account B.

A contingent deferred sales charge may be imposed on withdrawals and surrenders from Account A. The maximum contingent deferred sales charge is 7% of premium withdrawn during the first year after that premium is paid, decreasing by 1% annually to 0% after year seven. No contingent deferred sales charge will be imposed on withdrawals or surrenders from Account B. In addition, no contingent deferred sales charge will be imposed on withdrawals or surrenders from Contracts purchased by employees of Merrill Lynch Life or its affiliates or from Contracts purchased by the employees' spouses or dependents, where permitted by state regulation.

A charge for any premium taxes imposed by a state or local government will be deducted from the contract value on the annuity date. Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, Merrill Lynch Life will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract.

Merrill Lynch Life reserves the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. Merrill Lynch Life also reserves the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See MERRILL LYNCH LIFE'S TAX STATUS on page 34.)

Detailed information about fees and charges imposed on the Contract can be found under CHARGES AND DEDUCTIONS on page 23.

ANNUITY PAYMENTS

The Contract provides a choice of fixed annuity payment options. On the annuity date, the entire contract value will be transferred to Merrill Lynch Life's general account, from which the annuity payments will be made. The amount of each payment is predetermined.

The contract owner selects an annuity date when annuity payments will begin. Contract owners may change the annuity date up to 30 days prior to that date. However, the annuity date for nonqualified Contracts may not be later than the annuitant's 85th birthday. The annuity date for IRA Contracts will not be later than when the owner/annuitant reaches the age of 70 1/2 unless the contract owner selects a later annuity date.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000 (or a different minimum amount, if required by state law), Merrill Lynch Life may pay the annuity benefits in a lump sum, rather than as periodic payments. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), Merrill Lynch Life may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). All annuity payments will be directly transferred to the contract owner's designated Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account, unless otherwise specified.

Details about the annuity options available under the Contract can be found under ANNUITY OPTIONS on page 33.

TRANSFERS

Once each contract year, contract owners may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to a contingent deferred sales charge. Where permitted by state regulation, once each contract year, contract owners may transfer all or a portion of the greater of that amount or 10% of premiums subject to a contingent deferred sales charge (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis.

This is the only amount which may be transferred from Account A to Account B during that contract year. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.


Prior to their annuity date, contract owners may transfer all or part of their Account A value among the subaccounts of Account A up to six times per contract year without charge. Additional transfers among available Account A subaccounts may be made at a charge of $25 per transfer. Contract owners may elect a Dollar Cost Averaging feature in which Account A value invested in the Domestic Money Market Subaccount may be systematically transferred among the other Account A subaccounts on a monthly basis without charge, subject to certain limitations. In addition, through participation in the Merrill Lynch RPA-SM- program, contract owners may have their Account A values allocated in accordance with an investment program consistent with the contract owner's investment profile. (See TRANSFERS on page 29; DOLLAR COST AVERAGING on page 30; and MERRILL LYNCH RETIREMENT PLUS ADVISOR-SM- on page 30.)



Transfers may no longer be made to the Natural Resources Focus Subaccount, the American Balanced Subaccount, or the Global Utility Focus Subaccount. Effective following the close of business on June 5, 1998, transfers may no longer be made to the Global Bond Focus Subaccount and the International Equity Focus Subaccount.

WITHDRAWALS

Contract owners may make up to six withdrawals from the Contract per contract year. Value withdrawn from Account A is generally subject to a contingent deferred sales charge. (See CONTINGENT DEFERRED SALES CHARGE on page 24.) However, a contingent deferred sales charge will not be applied to the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium not subject to such a charge. Where permitted by state regulation, a contingent deferred sales charge will not be applied to that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of any gain in account value and/or any premium not subject to a contingent deferred sales charge and 10% of premiums subject to a contingent deferred sales charge (minus any of that premium already transferred out of Account A). Additionally, where permitted by state regulation, the amount withdrawn may be elected to be paid on a monthly, quarterly, semi-annual or annual basis.

The first withdrawal of the contract year out of Account A will be treated as withdrawing gain in account value first, followed by premium not subject to a contingent deferred sales charge, then followed by premium subject to such a charge. If the amount withdrawn is paid on a monthly, quarterly, semi-annual or annual basis, all such payments will be treated in the same way. All subsequent withdrawals in a contract year will be treated as withdrawing premium accumulated the longest first. (See WITHDRAWALS AND SURRENDERS on page 31.)

Value withdrawn from Account B is not subject to any contingent deferred sales charge. In addition, no contingent deferred sales charge will be imposed on withdrawals from Contracts purchased by employees of Merrill Lynch Life or its affiliates or from Contracts purchased by the employees' spouses or dependents, where permitted by state regulation.

In addition to the six withdrawals permitted each contract year, the value in Account B may be automatically withdrawn on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any contingent deferred sales charge. (See WITHDRAWALS AND SURRENDERS on page 31.)

Withdrawals will decrease the contract value. Withdrawals from either Account A or Account B are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See FEDERAL INCOME TAXES on page 34.)

DEATH BENEFIT


The Contract provides a death benefit feature that guarantees a death benefit if the contract owner dies prior to the annuity date, regardless of investment experience. An enhanced death benefit may apply to the Contract, subject to relevant state approval. If the enhanced death benefit has not been approved in your state, a contract's death benefit is equal to the greater of (a) the sum of the excess, if any, of premiums paid into Account A with interest on them from the date received at an interest rate compounded daily to yield 5% annually, over transfers to Account B and withdrawals from Account A multiplied by a rate compounded daily from the date of transfer or withdrawal to yield 5% annually, plus the value of Account B; or (b) the contract value. There are limits on the period during which interest will accrue for purposes of this calculation. For Contracts issued beginning June 1, 1995 (or later as state approvals are obtained), interest shall accrue only until the earliest of the last day of the 20th contract year, the last day of the contract year in which the contract owner (annuitant when the contract owner is not a natural person) attains age 80, or the date of the contract owner's (annuitant's when the contract owner is not a natural person) death. For Contracts issued prior to June 1, 1995, and for Contracts issued on or after that date but before state approvals are obtained, interest shall accrue only until the last day of the 20th contract year.



If the enhanced death benefit has been approved in your state, the death benefit is equal to the greater of (a) the contract value, or (b) the Guaranteed Minimum Death Benefit for Account A plus the value of Account B. The Guaranteed Minimum Death Benefit for Account A is equal to the greater of "premiums compounded at 5%" or the "maximum seventh anniversary value compounded at 5%."



Each seventh anniversary value is determined at the end of its respective seven contract year period (i.e. at the end of contract years 7, 14, 21, etc. but not beyond the last day of the contract year in which the contract owner (annuitant when the contract owner is not a natural person) attains age 80 or the date of the contract owner's (annuitant's when the contract owner is not a natural person) death).



There are limits on the period during which interest will accrue for purposes of these calculations. Interest accrues only until the earliest of the last day of the 20th contract year, the last day of the contract year in which the contract owner (annuitant if the contract owner is not a natural person) attains age 80, or the date of death of the contract owner (annuitant if the contract owner is not a natural person). For Contracts issued prior to June 1, 1995, and for Contracts issued on or after that date but before state approvals are obtained, interest on "premiums compounded at 5%" shall accrue only until the last day of the 20th contract year.


If the contract owner dies prior to the annuity date, Merrill Lynch Life will pay the Contract's death benefit to the owner's beneficiary. (See DEATH BENEFIT on page 28.)

TEN DAY REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, it may be returned for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to Merrill Lynch Life's Service Center or to the Financial Consultant who sold it for a refund to be made. Merrill Lynch Life will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in the Commonwealth of Pennsylvania, Merrill Lynch Life will refund the contract value as of the date the Contract is returned. The Contract will then be deemed void. (See TEN DAY RIGHT TO REVIEW on page 26.)

                                   FEE TABLE

A.         Contract Owner Transaction Expenses
           1. Sales Load Imposed on Premium..........................................................       None
           2. Contingent Deferred Sales Charge

  COMPLETE YEARS ELAPSED
           SINCE              CONTINGENT DEFERRED SALES CHARGE AS A
    PAYMENT OF PREMIUM           PERCENTAGE OF PREMIUM WITHDRAWN
---------------------------  ---------------------------------------
               0 years                           7.00%
                1 year                           6.00%
               2 years                           5.00%
               3 years                           4.00%
               4 years                           3.00%
               5 years                           2.00%
               6 years                           1.00%
       7 or more years                           0.00%


           3. Transfer Fee...........................................................................   $      25
           The first 6 transfers among Separate Account A subaccounts in a contract year are free. A
           $25 fee may be charged on all subsequent transfers. These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate Account
           A to Separate Account B. No transfers may be made from Separate Account B.
B.         Annual Contract Maintenance Charge........................................................   $      40
           The Contract Maintenance Charge will be assessed annually on each contract anniversary, only if the contract value is less than $50,000.
C.         Separate Account Annual Expenses (as a percentage of account value)


                                                                   SEPARATE ACCT A     SEPARATE ACCT B
                                                                  -----------------  -------------------
Mortality and Expense Risk Charge...............................           1.25%                .65%
Administration Charge...........................................            .10%                .00%
                                                                                                 --
                                                                            ---
Total Separate Account Annual Expenses..........................           1.35%                .65%


D.         Fund Expenses for the Year Ended December 31, 1997 (a)(b)(c)(d)(e)(f)(g)(h)(i) (as a
           percentage of each Fund's average net assets)


                                              MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                            -----------------------------------------------------------------------------------------------
                                                          HIGH                      SPECIAL       NATURAL        GLOBAL
                              RESERVE       PRIME        CURRENT       QUALITY       VALUE       RESOURCES      STRATEGY
ANNUAL EXPENSES               ASSETS        BOND         INCOME        EQUITY        FOCUS        FOCUS*        FOCUS(C)
--------------------------  -----------  -----------  -------------  -----------  -----------  -------------  -------------
Investment Advisory Fees..         .50%         .42%          .47%          .44%         .75%          .65%           .65%
Other Expenses............         .12%         .05%          .07%          .04%         .05%          .16%           .08%
Total Annual Operating
  Expenses................         .62%         .47%          .54%          .48%         .80%          .81%           .73%


                                               DOMESTIC
                               AMERICAN          MONEY
ANNUAL EXPENSES                BALANCED*        MARKET
--------------------------  ---------------  -------------
Investment Advisory Fees..           .55%            .50%
Other Expenses............           .05%            .04%
Total Annual Operating
  Expenses................           .60%            .54%


                                        MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES) (CONT'D)
                            --------------------------------------------------------------------------------------------
                                                                                                            DEVELOPING
                               BASIC         GLOBAL         GLOBAL       INTERNATIONAL                        CAPITAL
                               VALUE          BOND          UTILITY         EQUITY          GOVERNMENT        MARKETS
ANNUAL EXPENSES                FOCUS       FOCUS(C)**       FOCUS*          FOCUS**         BOND(A)(C)       FOCUS(B)
--------------------------     -----     ---------------  -----------  -----------------  ---------------  -------------
Investment Advisory Fees..         .60%           .60%           .60%            .75%              .50%            .83%
Other Expenses............         .05%           .13%           .07%            .15%              .07%            .42%
Total Annual Operating
  Expenses................         .65%           .73%           .67%            .90%              .57%           1.25%



                                               GLOBAL
                              INDEX 500        GROWTH           CAPITAL
ANNUAL EXPENSES                FUND(A)       FOCUS(D)***      FOCUS(D)***
--------------------------  -------------  ---------------  ---------------
Investment Advisory Fees..          .30%            .75%             .60%
Other Expenses............          .10%            .50%             .26%
Total Annual Operating
  Expenses................          .40%           1.25%             .86%


                                                                       ALLIANCE VARIABLE
                                      AIM VARIABLE                      PRODUCTS SERIES                     MFS VARIABLE
                                 INSURANCE FUNDS, INC.                     FUND, INC.                     INSURANCE TRUST
                            --------------------------------  ------------------------------------  ----------------------------
                                AIM V.I.                         ALLIANCE                                MFS
                                 CAPITAL         AIM V.I.         PREMIER           ALLIANCE          EMERGING          MFS
                              APPRECIATION         VALUE          GROWTH             QUASAR            GROWTH        RESEARCH
ANNUAL EXPENSES                  FUND(G)          FUND(G)      PORTFOLIO(E)      PORTFOLIO(E)***      SERIES(F)      SERIES(F)
--------------------------  -----------------  -------------  ---------------  -------------------  -------------  -------------
Investment Advisory Fees..            .63%             .62%           1.00%               .58%              .75%           .75%
Other Expenses............            .05%             .08%            .10%               .37%              .12%           .13%
Total Annual Operating
  Expenses................            .68%             .70%           1.10%               .95%              .87%           .88%


                               HOTCHKIS AND WILEY
                                 VARIABLE TRUST
                            -------------------------
                               HOTCHKIS AND WILEY
ANNUAL EXPENSES              INTERNATIONAL VIP(H)***
--------------------------  -------------------------
Investment Advisory Fees..                .75%
Other Expenses............                .60%
Total Annual Operating
  Expenses................               1.35%



                                                                                        DEFINED ASSET FUNDS
                                                                                   -----------------------------
ANNUAL EXPENSES                                                                       SELECT TEN TRUST(I)***
---------------------------------------------------------------------------------  -----------------------------
Deferred Transaction Fee.........................................................    $4.70 per 1,000 Trust Units
Trustee's Fee....................................................................                .082%
Portfolio Supervision, Bookkeeping & Administrative Fees.........................                .045%
Organizational Expenses..........................................................                .046%
Other Operating Expenses.........................................................                .006%
                                                                                                ------
Total Annual Operating Expenses..................................................                .179%


------------------------------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.


*** Available for allocations of premiums or contract value following the close of business on June 5, 1998.

EXAMPLES OF CHARGES

If the Contract is surrendered at the end of the applicable time period:
    The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:


                                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                             -----------  -----------  -----------  -----------
Separate Account B subaccount investing in:
  Reserve Assets Fund+.....................................   $      83    $      91    $     101    $     157
Separate Account A subaccount investing in:
  Prime Bond Fund+.........................................   $      89    $     109    $     131    $     218
  High Current Income Fund+................................   $      90    $     111    $     134    $     226
  Quality Equity Fund+.....................................   $      89    $     109    $     131    $     219
  Special Value Focus Fund+................................   $      92    $     119    $     148    $     253
  Natural Resources Focus Fund+*...........................   $      92    $     119    $     149    $     254
  Global Strategy Focus Fund+..............................   $      92    $     117    $     144    $     246
  American Balanced Fund+*.................................   $      90    $     113    $     138    $     232
  Domestic Money Market Fund+..............................   $      90    $     111    $     134    $     226
  Basic Value Focus Fund+..................................   $      91    $     114    $     140    $     238
  Global Bond Focus Fund+**................................   $      92    $     117    $     144    $     246
  Global Utility Focus Fund+*..............................   $      91    $     115    $     141    $     240
  International Equity Focus Fund+**.......................   $      93    $     122    $     153    $     264
  Government Bond Fund+....................................   $      90    $     112    $     136    $     229
  Developing Capital Markets Focus Fund+...................   $      97    $     133    $     171    $     299
  Index 500 Fund+..........................................   $      88    $     106    $     127    $     211
  Global Growth Focus Fund+***.............................   $      97    $     133    $     171    $     299
  Capital Focus Fund+***...................................   $      93    $     121    $     151    $     260
  Select Ten Trust***......................................   $      91    $     114    $     139    $     236
  AIM V.I. Capital Appreciation Fund.......................   $      91    $     115    $     142    $     241
  AIM V.I. Value Fund......................................   $      91    $     116    $     143    $     243
  Alliance Premier Growth Portfolio........................   $      95    $     128    $     163    $     284
  Alliance Quasar Portfolio***.............................   $      94    $     124    $     156    $     269
  MFS Emerging Growth Series...............................   $      93    $     121    $     152    $     261
  MFS Research Series......................................   $      93    $     121    $     152    $     262
  Hotchkis and Wiley International VIP Portfolio***........   $      98    $     136    $     176    $     309


If the Contract is annuitized, or not surrendered, at the end of the applicable time period:
    The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:


                                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                             -----------  -----------  -----------  -----------
Separate Account B subaccount investing in:
  Reserve Assets Fund+.....................................   $      13    $      41    $      71    $     157
Separate Account A subaccount investing in:
  Prime Bond Fund+.........................................   $      19    $      59    $     101    $     218
  High Current Income Fund+................................   $      20    $      61    $     104    $     226
  Quality Equity Fund+.....................................   $      19    $      59    $     101    $     219
  Special Value Focus Fund+................................   $      22    $      69    $     118    $     253
  Natural Resources Focus Fund+*...........................   $      22    $      69    $     119    $     254
  Global Strategy Focus Fund+..............................   $      22    $      67    $     114    $     246
  American Balanced Fund+*.................................   $      20    $      63    $     108    $     232
  Domestic Money Market Fund+..............................   $      20    $      61    $     104    $     226
  Basic Value Focus Fund+..................................   $      21    $      64    $     110    $     238
  Global Bond Focus Fund+**................................   $      22    $      67    $     114    $     246
  Global Utility Focus Fund+*..............................   $      21    $      65    $     111    $     240
  International Equity Focus Fund+**.......................   $      23    $      72    $     123    $     264
  Government Bond Fund+....................................   $      20    $      62    $     106    $     229
  Developing Capital Markets Focus Fund+...................   $      27    $      83    $     141    $     299
  Index 500 Fund+..........................................   $      18    $      56    $      97    $     211
  Global Growth Focus Fund+***.............................   $      27    $      83    $     141    $     299
  Capital Focus Fund+***...................................   $      23    $      71    $     121    $     260
  Select Ten Trust***......................................   $      21    $      64    $     109    $     236
  AIM V.I. Capital Appreciation Fund.......................   $      21    $      65    $     112    $     241
  AIM V.I. Value Fund......................................   $      21    $      66    $     113    $     243
  Alliance Premier Growth Portfolio........................   $      25    $      78    $     133    $     284
  Alliance Quasar Portfolio***.............................   $      24    $      74    $     126    $     269
  MFS Emerging Growth Series...............................   $      23    $      71    $     122    $     261
  MFS Research Series......................................   $      23    $      71    $     122    $     262
  Hotchkis and Wiley International VIP Portfolio***........   $      28    $      86    $     146    $     309


------------------------

  + Class A Shares.

  * Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

 ** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.


*** Available for allocations of premiums or contract value following the close of business on June 5, 1998.

The preceding Fee Table and Examples are intended to assist investors in understanding the costs and expenses that a contract owner will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as .0009% of average assets, determined by dividing the total amount of such charges collected by the total average net assets of the subaccounts. See the CHARGES AND DEDUCTIONS section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in this Prospectus for further details.

NOTES TO FEE TABLE


(a) The Fee Table does not reflect any fees waived or expenses assumed by Merrill Lynch Asset Management, L.P. ("MLAM") during the year ended December 31, 1997 with respect to any Fund because such waivers and assumption of expenses were made on a voluntary basis and MLAM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1997, MLAM waived management fees and reimbursed expenses totaling 0.06% for the Government Bond Fund and 0.06% for the Index 500 Fund, after which each such Fund's total expense ratio, net of reimbursement, was 0.51% for the Government Bond Fund, and 0.34% for the Index 500 Fund. See also note (b).



(b) MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Pursuant to this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 1997. Absent the reimbursement, "Investment Advisory Fees" would have been 1.00% and "Total Annual Operating Expenses" would have been 1.42% for the Developing Capital Markets Focus Fund. Expenses shown for all other Funds of the Merrill Variable Funds do not reflect any reimbursement under the Reimbursement Agreement.



(c) Effective following the close of business on December 6, 1996, (i) the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified; (ii) the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund; and (iii) the Intermediate Government Bond Fund was renamed the Government Bond Fund and its investment objective was modified. See the accompanying prospectus for Merrill Variable Funds for additional information regarding these changes.



(d) "Other Expenses" and "Total Annual Operating Expenses" shown for the Global Growth Focus Fund and the Capital Focus Fund are based on expenses estimated for the current fiscal year. Absent the Reimbursement Agreement discussed in
    (b), estimated "Other Expenses" for the Global Growth Focus Fund would have been 0.67%.



(e) The Fee Table reflects fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 1997. Such waivers and assumption of expenses were made on a voluntary basis and Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice; however, Alliance intends to continue such reimbursements for the foreseeable future. During the fiscal year ended December 31, 1997, Alliance waived management fees totaling 0.42% for the Alliance Quasar Portfolio. Without such reimbursements, "Investment Advisory Fees" would have been 1.00% and "Total Annual Operating Expenses" would have been 1.37% for the Alliance

    Quasar Portfolio. The Fee Table does not reflect fees waived or expenses assumed by Alliance for the Alliance Premier Growth Portfolio during the year ended December 31, 1997 because Alliance discontinued such expense reimbursements with respect to the Alliance Premier Growth Portfolio effective May 1, 1998.



(f) "Other Expenses" for the MFS Emerging Growth Series and the MFS Research Series (the "Series") are estimates, based on actual expenses incurred by each Series during the year ended December 31, 1997, less certain amounts (0.03% for the MFS Emerging Growth Series and 0.04% for the MFS Research Series) reimbursed by the Series to MFS for expenses assumed by MFS above 0.25% of average daily net assets during years prior to the year ended December 31, 1997. After December 31, 1997, no further expenses are reimbursable by the Series.



(g) Effective May 1, 1998, the Funds reimburse A I M Advisors, Inc. in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.



(h) "Other Expenses" and "Total Annual Operating Expenses" shown for the Hotchkis and Wiley International VIP Portfolio are based on expenses estimated for the current fiscal year. Hotchkis and Wiley has voluntarily agreed to reimburse the International VIP Portfolio to the extent necessary so that regular annual operating expenses will not exceed 1.35% of the Fund's average daily net assets for the fiscal year ending December 31, 1998. If Hotchkis and Wiley had not agreed to limit the Fund's expenses, "Other Expenses" would be estimated to be 0.70% of the Fund's average daily net assets.



(i) Merrill Lynch, Pierce, Fenner & Smith Incorporated, the sponsor of Defined Asset Funds, receives a deferred transaction fee accrued daily at an annual rate of $4.70 per 1,000 units of the Select Ten Trust ("Trust Units") (about 0.47% per Trust Unit) for creating and maintaining the Select Ten Trust. This deferred transaction fee also applies to income and principal distributions on Trust Units, which are reinvested in Trust Units. Other annual operating expenses are shown as a percentage of net assets of the Select Ten Trust, and are based on estimates. The amount of each of these other expenses, on a per 1,000 Trust Unit basis, are as follows: $0.82 (trustee's fee); $0.45 (portfolio supervision, bookkeeping & administrative fees); $0.46 (organizational expenses); and $0.06 (other operating expenses); for a total of $1.79 per 1,000 Trust Units. These estimates do not include the costs of purchasing and selling the underlying stocks held by the Select Ten Trust.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)

                                                                               SUBACCOUNTS
                                              ------------------------------------------------------------------------------
                                                                  DOMESTIC MONEY MARKET                         PRIME BOND
                                              --------------------------------------------------------------  --------------

                                                  1/1/97          1/1/96          1/1/95          1/1/94          1/1/97
                                                    TO              TO              TO              TO              TO
                                                 12/31/97        12/31/96        12/31/95        12/31/94        12/31/97
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $11.50          $11.09          $10.64          $10.37          $13.40
(2) Accumulation unit value at end of
     period.................................          $11.94          $11.50          $11.09          $10.64          $14.36
(3) Number of accumulation units outstanding
     at end of period.......................    24,720,327.5   22,091,953.20    25,642,773.0    32,396,626.5    32,188,775.1

                                                                                                              SPECIAL VALUE
                                                                      QUALITY EQUITY                              FOCUS*
                                              --------------------------------------------------------------  --------------
                                                  1/1/97          1/1/96          1/1/95          1/1/94          1/1/97
                                                    TO              TO              TO              TO              TO
                                                 12/31/97        12/31/96        12/31/95        12/31/94        12/31/97
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $16.01          $13.77          $11.38          $11.67          $15.20
(2) Accumulation unit value at end of
     period.................................          $19.54          $16.01          $13.77          $11.38          $16.75
(3) Number of accumulation units outstanding
     at end of period.......................    38,815,927.3   42,908,676.70    39,846,415.5    33,600,288.0    25,060,617.0


                                                                                                   HIGH CURRENT INCOME
                                                                                              ------------------------------
                                                  1/1/96          1/1/95          1/1/94          1/1/97          1/1/96
                                                    TO              TO              TO              TO              TO
                                                 12/31/96        12/31/95        12/31/94        12/31/97        12/31/96
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $13.29          $11.21          $11.94          $15.46          $14.08
(2) Accumulation unit value at end of
     period.................................          $13.40          $13.29          $11.21          $16.93          $15.46
(3) Number of accumulation units outstanding
     at end of period.......................   34,996,244.10    31,553,814.4    29,135,349.6    29,861,630.9   24,631,752.80

                                                                                                    FLEXIBLE STRATEGY
                                                                                              ------------------------------
                                                  1/1/96          1/1/95          1/1/94          1/1/97          1/1/96
                                                    TO              TO              TO              TO              TO
                                                 12/31/96        12/31/95        12/31/94        12/31/97        12/31/96
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $14.25           $9.90          $10.82              **          $13.00
(2) Accumulation unit value at end of
     period.................................          $15.20          $14.25           $9.90              **              **
(3) Number of accumulation units outstanding
     at end of period.......................   26,282,042.40    21,157,583.8    14,844,233.7             0.0            0.00


                                                  1/1/95          1/1/94
                                                    TO              TO
                                                 12/31/95        12/31/94
                                              --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $12.18          $12.80
(2) Accumulation unit value at end of
     period.................................          $14.08          $12.18
(3) Number of accumulation units outstanding
     at end of period.......................    23,078,926.0    18,784,994.7

                                                  1/1/95          1/1/94
                                                    TO              TO
                                                 12/31/95        12/31/94
                                              --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $11.22          $11.87
(2) Accumulation unit value at end of
     period.................................          $13.00          $11.22
(3) Number of accumulation units outstanding
     at end of period.......................    19,761,710.2    18,841,816.9


                                                                                                                 NATURAL
                                                                                                                RESOURCES
                                                                    AMERICAN BALANCED                             FOCUS
                                              --------------------------------------------------------------  --------------
                                                  1/1/97          1/1/96          1/1/95          1/1/94          1/1/97
                                                    TO              TO              TO              TO              TO
                                                 12/31/97        12/31/96        12/31/95        12/31/94        12/31/97
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $14.47          $13.37          $11.21          $11.86          $14.06
(2) Accumulation unit value at end of
     period.................................          $16.72          $14.47          $13.37          $11.21          $12.14
(3) Number of accumulation units outstanding
     at end of period.......................    10,336,623.9   12,953,901.30    13,988,384.1    12,253,488.1     2,034,154.7


                                                                                                               GLOBAL BOND
                                                                    BASIC VALUE FOCUS                            FOCUS***
                                              --------------------------------------------------------------  --------------
                                                  1/1/97          1/1/96          1/1/95          1/1/94          1/1/97
                                                    TO              TO              TO              TO              TO
                                                 12/31/97        12/31/96        12/31/95        12/31/94        12/31/97
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $16.19          $13.60          $10.98          $10.88          $12.20
(2) Accumulation unit value at end of
     period.................................          $19.27          $16.19          $13.60          $10.98          $12.27
(3) Number of accumulation units outstanding
     at end of period.......................    27,721,815.8   28,054,066.00    20,468,571.0    13,875,148.9     5,666,135.2


                                                                                                  GLOBAL STRATEGY FOCUS
                                                                                              ------------------------------
                                                  1/1/96          1/1/95          1/1/94          1/1/97          1/1/96
                                                    TO              TO              TO              TO              TO
                                                 12/31/96        12/31/95        12/31/94        12/31/97        12/31/96
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $12.56          $11.30          $11.29          $14.35          $12.85
(2) Accumulation unit value at end of
     period.................................          $14.06          $12.56          $11.30          $15.85          $14.35
(3) Number of accumulation units outstanding
     at end of period.......................    2,971,830.10     3,136,512.9     3,158,540.0    48,987,486.9   54,187,786.60

                                                                                                   GLOBAL UTILITY FOCUS
                                                                                              ------------------------------
                                                  1/1/96          1/1/95          1/1/94          1/1/97          1/1/96
                                                    TO              TO              TO              TO              TO
                                                 12/31/96        12/31/95        12/31/94        12/31/97        12/31/96
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $11.45           $9.94          $10.52          $13.10          $11.75
(2) Accumulation unit value at end of
     period.................................          $12.20          $11.45           $9.94          $16.27          $13.10
(3) Number of accumulation units outstanding
     at end of period.......................    7,186,613.40     6,621,174.7     6,989,051.9     7,581,562.1   10,020,789.90


                                                  1/1/95          1/1/94
                                                    TO              TO
                                                 12/31/95        12/31/94
                                              --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $11.78          $12.12
(2) Accumulation unit value at end of
     period.................................          $12.85          $11.78
(3) Number of accumulation units outstanding
     at end of period.......................    39,315,443.7    40,759,049.2

                                                  1/1/95          1/1/94
                                                    TO              TO
                                                 12/31/95        12/31/94
                                              --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................           $9.58          $10.61
(2) Accumulation unit value at end of
     period.................................          $11.75           $9.58
(3) Number of accumulation units outstanding
     at end of period.......................    11,837,175.7    12,374,137.9


----------------------------------------

  * Effective August 15, 1997, the Equity Growth Fund changed its name to the Special Value Focus Fund.

 ** Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

                                                                      INTERNATIONAL
                                                                       EQUITY FOCUS                           RESERVE ASSETS
                                              --------------------------------------------------------------  --------------
                                                  1/1/97          1/1/96          1/1/95          1/1/94          1/1/97
                                                    TO              TO              TO              TO              TO
                                                 12/31/97        12/31/96        12/31/95        12/31/94        12/31/97
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $11.90          $11.31          $10.87          $10.96          $11.79
(2) Accumulation unit value at end of
     period.................................          $11.20          $11.90          $11.31          $10.87          $12.32
(3) Number of accumulation units outstanding
     at end of period.......................    33,698,719.2   26,446,868.60    21,726,485.8    21,157,145.1       917,759.7


                                                                                                                DEVELOPING
                                                                                                                 CAPITAL
                                                                   GOVERNMENT BOND FUND                       MARKETS FOCUS
                                              --------------------------------------------------------------  --------------
                                                  1/1/97          1/1/96          1/1/95         5/16/94*         1/1/97
                                                    TO              TO              TO              TO              TO
                                                 12/31/97        12/31/96        12/31/95        12/31/94        12/31/97
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $11.59          $11.42          $10.08          $10.00           $9.99
(2) Accumulation unit value at end of
     period.................................          $12.45          $11.59          $11.42          $10.08           $9.21
(3) Number of accumulation units outstanding
     at end of period.......................    13,405,996.1    7,173,354.60     3,417,936.4     1,484,500.1    12,981,977.3


                                                                                                  INTERNATIONAL BOND***
                                                                                              ------------------------------
                                                  1/1/96          1/1/95          1/1/94          1/1/97          1/1/96
                                                    TO              TO              TO              TO              TO
                                                 12/31/96        12/31/95        12/31/94        12/31/97        12/31/96
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................          $11.29          $10.76          $10.43             ***          $11.40
(2) Accumulation unit value at end of
     period.................................          $11.79          $11.29          $10.76             ***             ***
(3) Number of accumulation units outstanding
     at end of period.......................      890,380.20     1,002,197.4     1,286,558.6             0.0            0.00

                                                                                                      INDEX 500 FUND
                                                                                              ------------------------------
                                                  1/1/96          1/1/95         5/16/94*         1/1/97        12/18/96*
                                                    TO              TO              TO              TO              TO
                                                 12/31/96        12/31/95        12/31/94        12/31/97        12/31/96
                                              --------------  --------------  --------------  --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................           $9.16           $9.38          $10.00          $10.12           $0.00
(2) Accumulation unit value at end of
     period.................................           $9.99           $9.16           $9.38          $13.27          $10.12
(3) Number of accumulation units outstanding
     at end of period.......................    7,960,705.20     4,912,543.0     2,702,530.7    13,455,750.2       33,052.40


                                                  1/1/95         5/16/94*
                                                    TO              TO
                                                 12/31/95        12/31/94
                                              --------------  --------------
(1) Accumulation unit value at beginning of
     period.................................           $9.93          $10.00
(2) Accumulation unit value at end of
     period.................................          $11.40           $9.93
(3) Number of accumulation units outstanding
     at end of period.......................     1,191,641.1       464.604.1

(1) Accumulation unit value at beginning of
     period.................................
(2) Accumulation unit value at end of
     period.................................
(3) Number of accumulation units outstanding
     at end of period.......................


                                                                                                      AIM V.I. CAPITAL
                                                                                                        APPRECIATION
                                                                                                 --------------------------
                                                                                                    1/1/97        1/1/96
                                                                                                      TO            TO
                                                                                                   12/31/97      12/31/96
                                                                                                 ------------  ------------
(1) Accumulation unit value at
     beginning of period.......................................................................        $10.03         $0.00
(2) Accumulation unit value at end
     of period.................................................................................        $11.23        $10.03
(3) Number of accumulation units outstanding at end of period..................................   9,024,846.3     53,080.90

                                                                                                          AIM V.I.
                                                                                                           VALUE
                                                                                                 --------------------------
                                                                                                    1/1/97        1/1/96
                                                                                                      TO            TO
                                                                                                   12/31/97      12/31/96
                                                                                                 ------------  ------------
(1) Accumulation unit value at
     beginning of period.......................................................................        $10.26         $0.00
(2) Accumulation unit value at end
     of period.................................................................................        $12.52        $10.26
(3) Number of accumulation units outstanding at end of period..................................   8,189,098.3     29,828.90

                                                                                                          ALLIANCE
                                                                                                       PREMIER GROWTH
                                                                                                 ---------------------------
                                                                                                    1/1/97         1/1/96
                                                                                                      TO             TO
                                                                                                   12/31/97       12/31/96
                                                                                                 -------------  ------------
(1) Accumulation unit value at
     beginning of period.......................................................................         $10.00         $0.00
(2) Accumulation unit value at end
     of period.................................................................................         $13.21        $10.00
(3) Number of accumulation units outstanding at end of period..................................   17,656,658.9     14,562.50

                                                                                                        MFS EMERGING
                                                                                                       GROWTH SERIES
                                                                                                 --------------------------
                                                                                                    1/1/97        1/1/96
                                                                                                      TO            TO
                                                                                                   12/31/97      12/31/96
                                                                                                 ------------  ------------
(1) Accumulation unit value at
     beginning of period.......................................................................         $9.83         $0.00
(2) Accumulation unit value at end
     of period.................................................................................        $11.83         $9.83
(3) Number of accumulation units outstanding at end of period..................................   6,318,571.3     23,931.10

                                                                                                            MFS
                                                                                                      RESEARCH SERIES
                                                                                                 --------------------------

                                                                                                    1/1/97        1/1/96

                                                                                                      TO            TO

                                                                                                   12/31/97      12/31/96

                                                                                                 ------------  ------------

(1) Accumulation unit value at
     beginning of period.......................................................................        $10.08         $0.00

(2) Accumulation unit value at end
     of period.................................................................................        $11.96        $10.08

(3) Number of accumulation units outstanding at end of period..................................   9,049,568.0     25,095.40



----------------------------------------
  *  Commencement of business
*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

                            YIELDS AND TOTAL RETURNS

From time to time, Merrill Lynch Life may advertise yields, effective yields, and total returns for the Account A subaccounts and the Account B subaccount. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Merrill Lynch Life also from time to time may advertise performance of the subaccounts relative to certain performance rankings and indices. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. A Fund's performance in part reflects that Fund's expenses. Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. (see SELLING THE CONTRACT on page 39) have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets.

The yields of the Domestic Money Market Subaccount and the Reserve Assets Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the subaccount or Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (other than the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total return quotations represent the average compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in a subaccount (including any contingent deferred sales charge that would apply if an owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

Merrill Lynch Life may, in addition, advertise or present yield or total return performance information computed on different bases. Merrill Lynch Life may present total return information computed on the same basis as described above, except the information will not reflect a deduction for the contingent deferred sales charge. This presentation assumes that an investment in the Contract will persist beyond the period when the contingent deferred sales charge applies, consistent with the long-term investment and retirement objectives of the Contract. Merrill Lynch Life may also advertise total return performance information for the Funds, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. Merrill Lynch Life may also present total return performance information for a subaccount for periods prior to the date the subaccount commenced operations based on the performance of the corresponding Fund and the assumption that the subaccount was in existence for the same periods as those indicated for the corresponding Fund, with a level of fees and charges approximately equal to those currently imposed under the Contracts. Merrill Lynch Life may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It also will reflect the deduction of charges described above except for the contingent deferred sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Some services' rankings include variable life insurance issuers as well as variable annuity issuers, while others' rankings compare only variable annuity issuers. Performance analysis prepared by services may rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, some such services prepare risk-adjusted rankings, which consider the effect of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Ranking services Merrill Lynch Life may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that Merrill Lynch Life may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general, which may be illustrated by graphs, charts or otherwise and which may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("Merrill Lynch Life") is a stock life insurance company organized under the laws of the State of Washington in 1986 and redomesticated under the laws of the State of Arkansas in 1991. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Merrill Lynch Life's financial statements can be found in the Statement of Additional Information and should only be considered in the context of its ability to meet any obligations it may have under the Contract.

All communications concerning the Contract should be addressed to Merrill Lynch Life's Service Center at the address printed on the first page of this Prospectus.

                                  THE ACCOUNTS

Contract owners may direct their premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The Merrill Lynch Life Variable Annuity Separate Account A ("Account A") offers a variety of investment options, each with a different investment objective, through its subaccounts. The Merrill Lynch Life Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

The Accounts were established on August 6, 1991, as separate investment accounts. They are registered with the Securities and Exchange Commission as unit investment trusts pursuant to the Investment Company Act of 1940. Their registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Accounts. The Accounts each meet the definition of a separate account under the federal securities laws. The Accounts' assets are segregated from all of Merrill Lynch Life's other assets.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of Merrill Lynch Life. Merrill Lynch Life owns all of the assets in the Accounts. With respect to each Account, income, gains, and losses, whether or not realized, from assets allocated to that Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of Merrill Lynch Life. As required, the assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate contract value allocated to the Account under the Contracts), Merrill Lynch Life may transfer the excess to its general account. Arkansas insurance law provides that each Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business Merrill Lynch Life conducts nor may the assets of either Account be charged with any liabilities of the other Account.


There are seventeen subaccounts currently available through Account A and one subaccount currently available through Account B. Effective following the close of business on June 5, 1998, five additional subaccounts will become available through Account A (the Capital Focus Subaccount, the Global Growth Focus Subaccount, the Alliance Quasar Subaccount, the Hotchkis and Wiley International VIP Subaccount, and the Select Ten Subaccount). Three subaccounts previously available through Account A (the Natural Resources Focus Subaccount, the American Balanced Subaccount, and the Global Utility Focus Subaccount) are closed to allocations of premiums and contract value. Effective following the close of business on June 5, 1998, two additional subaccounts of Account A (the Global Bond Focus Subaccount and the International Equity Focus Subaccount) are not available for allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Variable Funds; AIM V.I. Funds; Alliance Fund; MFS Trust; Hotchkis and Wiley Trust; or Defined Asset Funds. Additional subaccounts may be added or closed in the future.



THE INVESTMENT OBJECTIVES AND POLICIES OF CERTAIN FUNDS ARE SIMILAR TO THE INVESTMENT OBJECTIVES AND POLICIES OF OTHER PORTFOLIOS THAT MAY BE MANAGED OR SPONSORED BY THE SAME INVESTMENT ADVISER, MANAGER, OR SPONSOR. THE INVESTMENT RESULTS OF THE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER PORTFOLIOS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER, MANAGER, OR SPONSOR.


The Accounts' financial statements can be found in the Statement of Additional Information.

                          INVESTMENTS OF THE ACCOUNTS

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


The Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Accounts Class A shares of sixteen of its separate investment mutual fund portfolios. The Reserve Assets Fund is available only to Account B. The fifteen remaining Funds of Merrill Variable Funds (three of which are closed to allocations of premiums and contract value ) are available only to

Account A. Effective following the close of business on June 5, 1998, two additional Funds will become available to Account A for allocations of premiums and contract value and two Funds currently available to Account A are not available for allocations of premiums and contract value. These Funds' shares are currently sold to separate accounts of Merrill Lynch Life, ML Life Insurance Company of New York (an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc. to fund benefits under certain variable annuity and variable life insurance contracts.



Merrill Lynch Asset Management, L.P. ("MLAM") is the investment adviser to the Funds of Merrill Variable Funds. MLAM is a worldwide mutual fund leader, and together with its affiliate Fund Asset Management, L.P. had a total of $460 billion in investment company and other portfolio assets under management as of January 1998, including selected accounts of certain affiliates of MLAM. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, MLAM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives and certain investment policies below.


MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), an affiliate of Merrill Lynch Life, with respect to administration services for the Funds of Merrill Variable Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by these Funds to MLAM attributable to contracts issued by Merrill Lynch Life.


Details about these Funds, including their investment objectives, management, policies, restrictions, their expenses and risks associated with investments therein (including specific risks associated with investment in the High Current Income Fund), and all other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information, which should also be read carefully before investing. As described in the prospectus for Merrill Variable Funds, many of these Funds should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Merrill Variable Funds prospectus also describes certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objective. Meeting the objectives depends upon future economic conditions as well as upon how well these Funds' management anticipates changes in those economic conditions.



DOMESTIC MONEY MARKET FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Fund invests in short-term United States government securities; United States government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other domestic money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund.



PRIME BOND FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of the combined average daily nets assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.


HIGH CURRENT INCOME FUND. This Fund seeks to obtain the highest level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.



QUALITY EQUITY FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $250 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.



SPECIAL VALUE FOCUS FUND (FORMERLY, THE EQUITY GROWTH FUND). This Fund seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.



NATURAL RESOURCES FOCUS FUND. This Fund seeks to achieve long-term growth of capital and protect the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.


Merrill Lynch Life and Account A reserve the right to suspend the sale of units of the Natural Resources Focus Subaccount in response to conditions in the securities markets or otherwise.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

GLOBAL STRATEGY FOCUS FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.


BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.



GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND). This Fund seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund may invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.



Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the Global Bond Focus Fund. The subaccount corresponding to this Fund will be closed to allocations of premiums and contract value following the close of business on June 5, 1998.



GLOBAL UTILITY FOCUS FUND. This Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.


The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.


INTERNATIONAL EQUITY FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund.



The subaccount corresponding to this Fund will be closed to allocations of premiums and contract value following the close of business on June 5, 1998.



GOVERNMENT BOND FUND (FORMERLY, THE INTERMEDIATE GOVERNMENT BOND FUND). This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

MLAM receives from the Fund an advisory fee at an annual rate of 0.50% of the average daily net assets of the Fund.


DEVELOPING CAPITAL MARKETS FOCUS FUND. This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize the risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. Investment in the Developing Capital Markets Focus Fund entails relatively greater risk of loss of income or principal. MLAM receives from the Fund an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund.



RESERVE ASSETS FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.


INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives from the Fund an advisory fee at an annual rate of 0.30% of the Fund's average daily net assets.


CAPITAL FOCUS FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the Fund's average daily net assets.



Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.



GLOBAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. MLAM receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.



Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.

DEFINED ASSET FUNDS--SELECT TEN TRUST



Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into "units" representing equal shares of the underlying assets ("Trust Units"). Each Trust Unit receives an equal share of income and principal distributions.



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") serves as sponsor of Defined Asset Funds. For its services as sponsor, MLPF&S receives a deferred transaction fee, accrued daily at an annual rate of $4.70 per 1,000 Trust Units (about 0.47%) for creating and maintaining the Select Ten Trust. Half of this fee is paid to MLIG to compensate it for its administrative services in making Trust Units available for investment by Account A. The Select Ten Trust is also subject to additional operating expenses, summarized in the Fee Table on page 10 and described more fully in the attached prospectus for the Select Ten Trust.



The Select Ten Trust, one portfolio of Defined Asset Funds, buys approximately equal amounts of the ten highest dividend-yielding common stocks of the 30 stocks in the Dow Jones Industrial Average* ("DJIA") (determined three business days prior to May 1, 1998) and holds them for about one year. MLPF&S anticipates that the Select Ten Trust portfolio will remain unchanged over its one year life despite any adverse developments concerning an issuer, an industry, or the economy or stock market generally. AT THE END OF THE YEAR (ON OR ABOUT MAY 1, 1999, OR THE "ROLLOVER DATE"), THE SELECT TEN TRUST WILL BE LIQUIDATED AND THE SAME INVESTMENT STRATEGY WILL BE REAPPLIED TO THE DJIA TO SELECT (AS OF THREE BUSINESS DAYS PRIOR TO MAY 1, 1999) A NEW STOCK PORTFOLIO FOR A "ROLLOVER" OR SUCCESSOR TRUST, SUBJECT TO MERRILL LYNCH LIFE OBTAINING NECESSARY REGULATORY APPROVALS. At the time of the rollover, it is contemplated that Trust Units will be redeemed, and the proceeds will be immediately invested in the rollover trust. Brokerage commissions in selling and purchasing stocks for the rollover trust will be borne indirectly by contract owners.



Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value. The Select Ten Trust will terminate on or about May 1, 1999, at which time assets of the Select Ten subaccount will be reinvested in a rollover trust, if such trust is available and subject to necessary regulatory approvals. From the Rollover Date to thirty days after the Rollover Date, contract owners can make one transfer from the Select Ten subaccount of all account value in the Select Ten subaccount to other subaccounts of Account A, without such transfer counting toward the six transfers among subaccounts of Account A that may be made without charge during a contract year. In addition, Merrill Lynch Life will not exercise its right to impose additional conditions or charges on transfers during this thirty day time period.



MLPF&S RESERVES THE RIGHT TO DEPART FROM THE SELECT TEN INVESTMENT STRATEGY DESCRIBED ABOVE IN ORDER TO MAINTAIN THE SELECT TEN TRUST'S COMPLIANCE WITH THE DIVERSIFICATION REQUIREMENTS OF SECTION 817(h) OF THE INTERNAL REVENUE CODE AND REGULATIONS THEREUNDER. IN ADDITION, MERRILL LYNCH LIFE RESERVES THE RIGHT TO CEASE OFFERING THE SELECT TEN SUBACCOUNT AT ANY TIME, AND THERE CAN BE NO ASSURANCE THAT DEFINED ASSET FUNDS OR MLPF&S WILL CONTINUE TO MAKE ROLLOVER TRUSTS AVAILABLE IN THE FUTURE.


AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A two of its separate investment portfolios. Shares of the Funds of AIM V.I. Funds are currently offered only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of these Funds may be offered, in the future, to certain pension or retirement plans.


* The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc., which is not affiliated with MLPF&S, has not participated in any way in the creation of the Select Ten Trust or in the selection of stocks included in the Select Ten Trust and has not reviewed or approved any information included in this prospectus.

A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 50 investment company portfolios (including these Funds) encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group Inc., a holding company engaged in the financial services business and an indirect wholly owned subsidiary of AMVESCAP PLC. As the investment adviser, AIM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.


AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to these Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, these Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services.

AIM has entered into an agreement with Merrill Lynch Life with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AIM pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.


AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and a contract owner should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits. AIM receives from the Fund an advisory fee at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.



AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The subaccount corresponding to this Fund should not be selected by contract owners who seek income as their primary investment objective. AIM receives from the Fund an advisory fee at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A one of its separate investment portfolios. Effective following the close of business on June 5, 1998, an additional separate investment portfolio of Alliance Fund will become available to Account A for allocations of premiums and contract value. These Funds are intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Series Fund. Alliance is an international investment manager supervising client accounts with assets of December 31, 1997 totaling more than $218 billion (of which approximately $85 billion represented the assets of investment companies). Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. As the investment adviser, Alliance is paid fees by the Funds for its services. The fees charged to the Funds are set forth in the summary of investment objective below.


Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with Merrill Lynch Life with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AFD pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.


ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital. Alliance receives from the Fund an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets.



ALLIANCE QUASAR PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital. Alliance receives from the Fund an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets. (See the NOTES TO FEE TABLE on page 12 for a discussion of a reimbursement arrangement applicable to this Fund.)



Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.


MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios. The Funds of MFS Trust are intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.


Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $80 billion as of March 31, 1998. MFS is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. The fees charged to these Funds are set forth in the summary of investment objectives below.

MFS has entered into an agreement with MLIG with respect to administrative services for these Funds in connection with the Contracts and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of these Funds attributable to such contracts.

MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital. MFS receives from the Fund an advisory fee at an annual rate of 0.75% of average daily net assets of the Fund.

MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility. MFS receives from the Fund an advisory fee at an annual rate of 0.75% of average daily net assets of the Fund.


HOTCHKIS AND WILEY VARIABLE TRUST



Hotchkis and Wiley Variable Trust ("Hotchkis and Wiley Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. Effective following the close of business on June 5, 1998, one of the separate investment portfolios of the Hotchkis and Wiley Trust will become available to Account A for allocations of premiums and contract value. This Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.



Hotchkis and Wiley, 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017, serves as the investment adviser to the Hotchkis and Wiley International VIP Portfolio and generally administers the affairs of the Hotchkis and Wiley Trust. Hotchkis and Wiley is a division of the Merrill Lynch Capital Management Group of MLAM, and a separate business unit of Merrill Lynch & Co., Inc. As the investment adviser, Hotchkis and Wiley is paid fees by the Fund for its services. The fees charged to the Fund for advisory services are set forth in the summary of investment objective below.



Hotchkis and Wiley has entered into an agreement with MLIG with respect to administrative services for the Hotchkis and Wiley Trust in connection with the Contracts and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, Hotchkis and Wiley pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Hotchkis and Wiley International VIP Portfolio to Hotchkis and Wiley attributable to such contracts.



HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO. This Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund will attempt to achieve its objective by investing at least 65% of its total assets in equity securities in at least three non-U.S. markets. Ordinarily, the Fund will invest in equity securities issued by companies located in some or all of the developed foreign equity markets. These markets generally include fifteen markets in Europe, as well as Australia, New Zealand, Japan, Hong Kong, Singapore, Malaysia, Canada, and South Korea. Investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including: currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies. Because investment in this Fund entails relatively greater loss of principal, an investment in the Fund may not be appropriate as the exclusive investment to fund a Contract. Hotchkis and Wiley receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.



Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT


The Accounts will purchase and redeem shares or Trust Units of the Funds to the extent necessary to provide benefits under the Contract or for such other purposes as may be consistent with the Contract. The Accounts will purchase and redeem shares or Trust Units of the Funds at net asset value. Fund distributions to the Accounts are automatically reinvested in additional shares or Trust Units of the Funds at net asset value.


MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, Merrill Lynch Life may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, Merrill Lynch Life will take the action which it believes necessary to protect its contract owners.

Merrill Lynch Life may substitute a different investment option for any of the current Funds. Substitution may be made with respect to both existing investments and the investment of future premiums. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any substitutions. Additional investment options may be added in the future as eligible investments through the Accounts.

In addition, Merrill Lynch Life may make additional subaccounts available to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or Account pursuant to a combination or otherwise, and create new accounts. No such changes will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any changes.

                             CHARGES AND DEDUCTIONS


Merrill Lynch Life deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by Merrill Lynch Life, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.


CONTRACT MAINTENANCE CHARGE

A charge is made to reimburse Merrill Lynch Life for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. This $40 maintenance charge will be deducted from the contract value on each contract anniversary that occurs on or prior to the annuity date. It will also be deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary. The contract maintenance charge will be deducted on a pro rata basis from among all subaccounts in which contract value is invested. (See ACCUMULATION UNITS on page 27 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) The contract maintenance charge will never increase.

This charge will be waived on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted. It is not deducted after the annuity date.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in Contract Maintenance Charges annually, regardless of the number of Contracts owned. Once Contract Maintenance Charges in an amount equal to $120 have been paid in a calendar year by a contract owner, remaining Contract Maintenance Charges to which the contract owner would otherwise be subject in the same calendar year will be waived. Merrill Lynch Life reserves the right to discontinue this waiver at any time.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is imposed on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B deducted daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks assumed by Merrill Lynch Life for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments unaffected by mortality experience and providing a minimum death benefit under the Contract.

Additionally, of the total mortality and expense risk charge, 0.50% annually for Account A and 0.30% annually for Account B is attributable to expense risks assumed by Merrill Lynch Life should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.


The mortality and expense risk charge is greater for Account A than for Account B because a greater death benefit and higher administrative expenses are attributable to Account A. If the mortality and expense risk charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, Merrill Lynch Life will bear the loss. If the charge exceeds the actual expenses, the excess will be added to Merrill Lynch Life's profit and may be used to finance distribution expenses. The mortality and expense risk charge will never increase.


ADMINISTRATION CHARGE

An administration charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Account A. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). A charge of 0.10% annually will be deducted daily only from the net asset value of Account A. The administration charge will never increase.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be imposed on withdrawals and surrenders from Account A. This charge reimburses Merrill Lynch Life for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The charge is imposed only on premium withdrawn or surrendered from Account A that was held for less than seven years. However, where permitted by state regulation, up to 10% of this premium will not be subject to such a charge if withdrawn or surrendered from Account A during the first withdrawal of the contract year, whether paid in a lump sum or elected to be paid on a monthly, quarterly, semi-annual or annual basis. In addition, where permitted by state regulation, no contingent deferred sales charge will be imposed on any premium withdrawn or surrendered from Contracts purchased by employees of Merrill Lynch Life or its affiliates or from Contracts purchased by the employees' spouses or dependents.

The maximum contingent deferred sales charge is 7% of the premium withdrawn during the first year after that premium is paid, decreasing by 1% annually to 0% after year seven, as shown below.

      NUMBER OF COMPLETE YEARS
   ELAPSED SINCE PREMIUM WAS PAID        CONTINGENT DEFERRED SALES CHARGE
-------------------------------------  -------------------------------------
                      0                                      7%
                      1                                      6%
                      2                                      5%
                      3                                      4%
                      4                                      3%
                      5                                      2%
                      6                                      1%
                      7                                      0%

Contingent deferred sales charges are calculated on total premiums withdrawn or surrendered from Account A, but not to exceed the account value. Gain in account value is never subject to a contingent deferred sales charge. (See page 31 for a discussion of the rules for determining whether a withdrawal is considered to come from premiums or gain for contingent deferred sales charge purposes.) For example, if a contract owner made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later when there had been no gain or loss on that premium, a 4% contingent deferred sales charge would be imposed on the $5,000 withdrawal. If that contract owner had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when the contract owner withdrew it three years later, a 4% contingent deferred sales charge would be imposed only on $4,500 of the original premium. If instead the $5,000 premium payment the contract owner made to Account A grew to $5,500 due to positive investment experience, and the contract owner withdrew $200 of gain in account value as the first withdrawal three years later, and thereafter withdrew the remaining $5,300 in a subsequent withdrawal that same year, no contingent deferred sales charge would be imposed on the $200 first withdrawn (as it represents gain in account value and not premium) and a 4% contingent deferred sales charge would be imposed only on $5,000 of the $5,300 subsequent withdrawal (as $300 of that amount represents gain in account value).

When imposed, the contingent deferred sales charge will be deducted on a pro rata basis from among the subaccounts in which the contract owner has invested, on the basis of the contract owner's interest in each subaccount to the Account A account value. (See WITHDRAWALS AND SURRENDERS on page 31 and ACCUMULATION UNITS on page 27 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

To the extent that the contingent deferred sales charge is inadequate to recover all sales expenses associated with the Contract, the deficiency will be met by Merrill Lynch Life's surplus, which may be partly derived from the mortality and expense risk charge on the Contract.

No contingent deferred sales charge will be imposed on withdrawals or surrenders from Account B.

PREMIUM TAXES

Various states and municipalities impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Merrill Lynch Life will pay these taxes when due, and a charge for any premium taxes imposed by a state or local government will be deducted from the contract value on the annuity date. (See ACCUMULATION UNITS on page 27 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, Merrill Lynch Life will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, Merrill Lynch Life's status within that state, and the premium tax laws of that state.

OTHER CHARGES


Contract owners may make up to six transfers among Account A subaccounts per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See DEFINED ASSET FUNDS--SELECT TEN TRUST on page 23 and TRANSFERS on page 29.)


Merrill Lynch Life reserves the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. Merrill Lynch Life also reserves the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See MERRILL LYNCH LIFE'S TAX STATUS on page 34.)


In calculating the net asset values of the Funds, advisory fees and operating expenses are deducted from the assets of each Fund other than the Select Ten Trust. Deferred transaction fees, trustee's fees, portfolio supervision, bookkeeping and administrative fees, organizational expenses, and other operating expenses are deducted from the assets of the Select Ten Trust. Information about those fees and expenses can be found in the attached prospectuses for the Funds, and in the Statement of Additional Information for each Fund, if applicable.


Fees associated with participation in the Merrill Lynch RPA-SM- program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See MERRILL LYNCH RETIREMENT PLUS ADVISOR-SM- on page 30.)

                          DESCRIPTION OF THE CONTRACT

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The contract owner may designate a beneficiary. The beneficiary will receive all outstanding Contract benefits if the owner dies. The contract owner may also designate an annuitant. The annuitant may be changed at any time prior to the annuity date. If no annuitant is selected, the contract owner will be the annuitant. If the annuitant is changed on a contract owned by other than a natural person, the change will be treated as the death of the contract owner for purposes of the Internal Revenue Code. Merrill Lynch Life will then pay to the owner's beneficiary the contract value, less any applicable fees and charges.

The Contract may be assigned to another owner upon notice to Merrill Lynch Life's Service Center. The Contract may only be assigned to another owner in full, not in part. An assignment to a new owner cancels all prior beneficiary designations except for those prior beneficiary designations that have been made irrevocably. Assignment of the Contract may have tax consequences or may be prohibited on certain IRA Contracts, so the contract owner should consult with a qualified tax adviser before assigning the Contract. (See FEDERAL INCOME TAXES on page 34.)

Only spouses may be co-owners of the Contract. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. IRA Contracts may not have co-owners.

ISSUING THE CONTRACT

A nonqualified Contract may generally be issued to contract owners who are less than 85 years of age. Annuitants on nonqualified Contracts must also be less than age 85 at issue. For IRA Contracts owned by natural persons, the contract owner and annuitant must be the same person. Therefore, contract owners and annuitants on IRA Contracts must be less than age 70 1/2 at issue.


Before issuing the Contract, Merrill Lynch Life requires certain information from the prospective contract owner. Prospective contract owners may be required to complete and return a written Contract application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity contract. Once that information or application is reviewed and approved, and the prospective contract owner submits an initial premium, a Contract will be issued. Generally, this review and approval process is completed and the premium invested within two business days, but if any necessary information has not been obtained within five business days, Merrill Lynch Life will offer to return the premium and no Contract will be processed. If the prospective contract owner instead consents, Merrill Lynch Life will hold the premium until all necessary information is obtained, and will then invest the premium within two business days after obtaining the information. The initial premium will be invested as described under PREMIUM INVESTMENTS on page 27.


The date of issue will be the date the required information and initial premium are received at Merrill Lynch Life's Service Center.

TEN DAY RIGHT TO REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, he or she may return it for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to Merrill Lynch Life's Service Center or to the Financial Consultant who sold it for a refund to be made. Merrill Lynch Life will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in the Commonwealth of Pennsylvania, Merrill Lynch

Life will refund the contract value as of the date the Contract is returned. The Contract will then be deemed void.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date such a request is signed by the contract owner, unless Merrill Lynch Life has already acted in reliance on the prior status. Such changes may have tax consequences. See FEDERAL INCOME TAXES on page 34. See also OWNERSHIP OF THE CONTRACT on page 26.

PREMIUMS

Initial premium payments must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more and can be made at any time prior to the annuity date. (The $100 minimum may be waived in connection with premiums paid under IRA Contracts that are held in Retirement Plan Operations (RPO) accounts of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), in order to transfer any existing cash balance of such account, in full, into a Contract.) Merrill Lynch Life reserves the right to refuse to accept subsequent premium payments, if required by law.

Premium payments can be made directly by the contract owner or debited from his or her MLPF&S brokerage account and must be transmitted to Merrill Lynch Life's Service Center at the address printed on the cover of this Prospectus. Under an automatic investment feature, premium payments can also be made systematically on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. A Financial Consultant should be contacted for additional information. The automatic investment feature may be canceled by the contract owner at any time. Once canceled, it can not be activated again until the next contract year. Maximum annual contributions to IRA Contracts are limited by federal law.

PREMIUM INVESTMENTS

For the first 14 days following the date of issue, all premiums directed into Account A will be held in the Domestic Money Market Subaccount. Thereafter, the account value will be reallocated to the Account A subaccounts selected. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. Subsequent premiums allocated to Account A will be directly placed in the subaccounts selected as of the end of the valuation period in which they are received at Merrill Lynch Life's Service Center. Premiums directed into Account B will be directly placed in the Reserve Assets Subaccount on the issue date. Subsequent premiums allocated to Account B will be directly placed in its Reserve Assets Subaccount as of the end of the valuation period in which they are received at Merrill Lynch Life's Service Center. Currently, a contract owner may allocate his or her premium among eighteen subaccounts (seventeen available through Account A and one available through Account B); allocations must be made in increments that are even multiples of 10%. For example, 10% of a premium received may be allocated to the Prime Bond Fund, 40% allocated to the High Current Income Fund, and 50% allocated to the Quality Equity Fund. However, a contract owner may not allocate 33 1/3% to the Prime Bond Fund and 66 2/3% to the High Current Income Fund. If allocation instructions are not given with subsequent premiums received, Merrill Lynch Life will allocate those premiums according to the allocation instructions last received from the contract owner. Merrill Lynch Life reserves the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value varies daily, as described below. This value is used to determine the number of subaccount accumulation units represented by a contract owner's investment in a subaccount. When a contract owner invests a premium or transfers an amount to a subaccount, accumulation units in that subaccount are purchased and credited to the Contract. Conversely, when a contract owner withdraws contract value or transfers an amount from a subaccount, accumulation units credited to the Contract in that subaccount are redeemed. Similarly, when a deduction is made under a Contract for the contract maintenance charge, any contingent deferred sales charges, any transfer charge and any premium taxes due, accumulation units credited to the Contract in the subaccounts are redeemed. (See CHARGES AND DEDUCTIONS on page 23 for a discussion concerning the allocation of charges to subaccounts.) The number of accumulation units in a subaccount so purchased or redeemed for a Contract is based on the subaccount's accumulation unit value as of the end of the valuation period during which the purchase or redemption is made. It is determined by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is effected. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are effected.

The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience will be reflected in the accumulation unit value.

For each subaccount, the value of an accumulation unit was arbitrarily set at $10 when it was established. Accumulation unit values may increase or decrease from one valuation period to the next. A valuation period is the interval from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the last prior valuation period by the net investment factor for the subaccount for the current valuation period. The Funds' investment performance, expenses, and the deduction of asset-based charges affect the accumulation unit value.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, the net investment factor is determined by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period, and subtracting from the result the valuation period equivalent of the annual administration and mortality and expense risk charges. Merrill Lynch Life may adjust the net investment factor to make provisions for any change in the law that requires it to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See OTHER CHARGES on page 25).

The net investment factor may be greater or less than one. Therefore, the value of an accumulation unit may increase or decrease.

DEATH BENEFIT

Prior to the annuity date, the Contract provides a death benefit feature that guarantees a death benefit if the contract owner dies, regardless of investment experience.


BASE DEATH BENEFIT. If the enhanced death benefit has not been approved in your state, the death benefit under your Contract is as follows.


A Contract's death benefit is equal to the greater of (a) the sum of the excess, if any, of premiums paid into Account A with interest on them from the date received at an interest rate compounded daily to yield 5% annually, over transfers to Account B and withdrawals from Account A multiplied by a rate compounded daily from the date of transfer or withdrawal to yield 5% annually, plus the value of Account B; or (b) the contract value. There are limits on the period during which interest will accrue for purposes of this calculation. For Contracts issued beginning June 1, 1995 (or later as state approvals are obtained), interest shall accrue only until the earliest of the last day of the 20th contract year, the last day of the contract year in which the contract owner (annuitant when the contract owner is not a natural person) attains age 80, or the date of the contract owner's (annuitant's when the contract owner is not a natural person) death. For Contracts issued prior to June 1, 1995, and for Contracts issued on or after that date but before state approvals are obtained, interest shall accrue only until the last day of the 20th contract year.


ENHANCED DEATH BENEFIT. If the enhanced death benefit has been approved in your state, the death benefit under your Contract is as follows.



A Contract's death benefit is equal to the greater of (a) the contract value, or
(b) the Guaranteed Minimum Death Benefit for Account A plus the value of Account
B. The Guaranteed Minimum Death Benefit for Account A is equal to the greater of "premiums compounded at 5%" or the "maximum seventh anniversary value compounded at 5%."



"Premiums compounded at 5%" equals:



    - premiums paid into Account A plus interest on each premium from the date received at an interest rate compounded daily to yield 5% annually,



      MINUS



    - transfers to Account B and withdrawals from Account A (for Contracts issued after state approval has been obtained, "adjusted transfers" and "adjusted withdrawals"), plus interest on each transfer or withdrawal from the date of transfer or withdrawal at an interest rate compounded daily to yield 5% annually.



The "maximum seventh anniversary value compounded at 5%" is equal to the greatest "seventh anniversary value" of Account A. Each "seventh anniversary value" of Account A equals;



    - the value of Account A at the end of its respective seven contract year period (i.e. at the end of contract years 7, 14, 21, etc. but not beyond the last day of the contract year in which the contract owner (annuitant when the contract owner is not a natural person) attains age 80 or the date of the contract owner's (annuitant's when the contract owner is not a natural person) death), plus interest from such seventh anniversary at an interest rate compounded daily to yield 5% annually,



      PLUS



    - premiums paid into Account A since such seventh anniversary plus interest on each premium from the date received at an interest rate compounded daily to yield 5% annually,



      MINUS



    - "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since such seventh anniversary, plus interest on each "adjusted transfer" or "adjusted withdrawal" from the date of transfer or withdrawal at an interest rate compounded daily to yield 5% annually.



Each "adjusted transfer" or "adjusted withdrawal" is equal to the amount by which such transfer or withdrawal from Account A reduces the value of Account A, multiplied by (a) the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal divided by (b) the value of Account A prior to the transfer or withdrawal, but not less than 1.0.



There are limits on the period during which interest will accrue for purposes of these calculations. Interest accrues only until the earliest of the last day of the 20th contract year, the last day of the contract year in which the contract owner (annuitant if the contract owner is not a natural person) attains age 80, or the date of death of the contract owner (annuitant if the contract owner is not a natural person). For Contracts issued prior to June 1, 1995, and for Contracts issued on or after that date but before state approvals are obtained, interest on "premiums compounded at 5%" shall accrue only until the last day of the 20th contract year.



ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS. If the contract owner dies prior to the annuity date, Merrill Lynch Life will pay the Contract's death benefit to the owner's beneficiary. Unless the beneficiary has been irrevocably designated, the contract owner may change the beneficiary at any time prior to the annuity date.

If the owner's beneficiary is his or her surviving spouse, the spouse may elect to continue the Contract in force on the same terms as applicable before the owner's death, and the spouse will then become the contract owner and the beneficiary until a new beneficiary is named.

The death benefit will be paid in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See ANNUITY OPTIONS on page 33.) However, if the contract owner dies before the annuity date, federal tax law generally requires the entire contract value to be distributed within five years of the date of death. Special rules may apply to the surviving spouse. (See FEDERAL INCOME TAXES on page 34.)

The death benefit is determined as of the date Merrill Lynch Life receives due proof of death at its Service Center. Due proof of death is received as of the date Merrill Lynch Life receives a certified copy of the contract owner's death certificate, the Beneficiary Statement, and any other paperwork necessary to process the death claim. If other documents have not been received by the 60th day following receipt of the certified death certificate, due proof of death will be deemed to have been received and the death benefit will be paid in a lump sum.

DEATH OF ANNUITANT

If the annuitant dies prior to the annuity date, and the annuitant is not the contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless the owner is not a natural person. If the contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid.

If the annuitant dies after the annuity date, while guaranteed amounts remain unpaid, the contract owner may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum.

TRANSFERS

Once each contract year, contract owners may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to a contingent deferred sales charge, determined as of the date the request is received. Where permitted by state regulation, once each contract year, contract owners may transfer from Account A to Account B all or a portion of the greater of that amount or 10% of premiums subject to a contingent deferred sales charge determined as of the date the request is received (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. Periodic transfers may be canceled by the contract owner at any time. Once canceled, they can not be activated again until the next contract year.

Generally, the amount transferred will be deducted on a pro rata basis from among the affected Account A subaccounts, on the basis of the contract owner's interest in each subaccount to the Account A account value, unless the contract owner requests otherwise. However, if the amount will be transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. This is the only amount which may be transferred from Account A to Account B during that contract year. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.


Prior to the annuity date, contract owners may transfer all or part of their Account A value among the subaccounts of Account A up to six times per contract year without charge. Additional transfers among Account A subaccounts may be made at a charge of $25 per transfer. Certain transfers from the

Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See DEFINED ASSET FUNDS -- SELECT TEN TRUST on page 23.) The transfer charge will be deducted on a pro rata basis from among the subaccounts from which account value is being transferred. Merrill Lynch Life reserves the right to change the number of additional transfers permitted each contract year, as appropriate.



Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. Requests to transfer dollar amounts must be for at least $100 or the total value of a subaccount, if less. Requests to transfer a percentage of Account A value are also subject to a $100 minimum, with allocations in increments that are even multiples of 10%. For example, 10% of the $1,000 Account A value in the Prime Bond Fund may be transferred to the High Current Income Fund, but 9% may not.


Contract owners may make transfer requests in writing or by telephone, once Merrill Lynch Life receives proper telephone transfer authorization. Transfer requests may also be made through a Merrill Lynch Financial Consultant, or another person designated by the owner, once Merrill Lynch Life receives proper authorization. Transfers will take effect as of the end of the valuation period on the date the request is received at Merrill Lynch Life's Service Center. Telephone transfer requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.

DOLLAR COST AVERAGING

The Contract offers an additional optional transfer feature called Dollar Cost Averaging. This feature allows contract owners to reallocate value from the Account A Domestic Money Market Subaccount to any of the remaining Account A investment options. The main objective of the Dollar Cost Averaging feature is to shield investment from short term price fluctuations. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, a lower than average cost of purchasing accumulation units may be achieved over the long term. This plan of investing allows contract owners to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.


Amounts will be transferred monthly to the subaccounts specified by the contract owner. Amounts of $100 or more must be allotted for transfer each month in the Dollar Cost Averaging feature. Allocations must be designated in percentage increments that are even multiples of 10%. No specific dollar amount designations may be made. Merrill Lynch Life reserves the right to change these minimums.



Contract owners may apply for the Dollar Cost Averaging feature at any time prior to the annuity date. Dollar Cost Averaging transfers must continue for a minimum of three months, subject to availability of Domestic Money Market Subaccount value for this purpose. There is no maximum participation length for Dollar Cost Averaging, although it cannot extend past the annuity date. When the Dollar Cost Averaging feature is elected, the minimum required subaccount value must have been deposited into the Domestic Money Market Subaccount. The minimum required subaccount value of the Domestic Money Market Fund is determined by multiplying the specified length of the contract owner's Dollar Cost Averaging program in months by the contract owner's specified monthly transfer amount. Should the contract owner's interest in the Domestic Money Market Subaccount drop below the selected monthly transfer amount, Merrill Lynch Life will notify the contract owner that an additional premium payment will be necessary in that subaccount if he or she wants to continue in the Dollar Cost Averaging feature.



The first Dollar Cost Averaging transfer will be effected on the first monthiversary date after Merrill Lynch Life receives the contract owner's election at its Service Center. Subsequent Dollar Cost Averaging transfers will take effect as of the end of the valuation period on each of the Contract's monthiversary dates. If, after subtracting the specified monthly transfer amount from the Domestic Money Market Fund, the remaining value is less than the contract owner's specified monthly transfer amount, the entire value of the subaccount will be transferred and applied on a pro-rata basis.

There is no charge imposed on Dollar Cost Averaging transfers. These transfers are in addition to the annual transfers permitted under the Contract, as described above.

Dollar Cost Averaging is an investment strategy and does not guarantee an investment gain, nor will it protect against an investment loss when markets have declined.

MERRILL LYNCH RETIREMENT PLUS ADVISOR-SM-

Subject to certain eligibility requirements, a contract owner may elect to participate in the Merrill Lynch Retirement Plus Advisor-SM- ("RPA") program. Through RPA, premiums and Account A values are allocated and transferred periodically among the subaccounts of Account A, in accordance with an investment program developed by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") that is consistent with the contract owner's investment profile. MLPF&S is registered as an investment adviser under the Investment Advisers Act of 1940.

Prior to participating in this program, a contract owner must complete an RPA profiling questionnaire and client agreement for each contract under which Account A values will be allocated pursuant to the RPA program.

If premiums and Account A values under a contract are being invested pursuant to the RPA program, then Dollar Cost Averaging is not available for the contract. In addition, the contract owner's participation in the RPA program may be terminated in the discretion of MLPF&S if a contract owner requests a transfer while the RPA program is in effect; such contract owner-initiated transfers may be inconsistent with investment strategies being implemented through the program.

RPA program transfers of Account A values are not subject to any transfer charge. Fees associated with participation in the RPA program, which are imposed by MLPF&S are paid by the participating contract owner directly through the contract owner's Merrill Lynch brokerage account, and are not deducted from the contract value or imposed on the Accounts.

A contract owner wishing to participate in the RPA program should consult with his or her Financial Consultant for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that a contract owner will attain his or her investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

WITHDRAWALS AND SURRENDERS

Withdrawals may be made from the Contract up to six times per contract year prior to the annuity date. The first withdrawal from Account A in any contract year will be effected as if gain in account value and premium not subject to a contingent deferred sales charge is withdrawn first, followed by premium on a "first-in, first-out" basis. A contingent deferred sales charge will not be applied to the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium not subject to such a charge. Where permitted by state regulation, a contingent deferred sales charge will not be applied to that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of (a) or (b) where (a) is 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge determined as of the date the request is received, less any prior amount withdrawn or transferred from Account A to Account B in the contract year, and (b) is the gain in Account A plus premiums allocated to Account A as of the date the request is received that are not subject to a contingent deferred sales charge.

Additionally, where permitted by state regulation, the amount withdrawn may be paid on a monthly, quarterly, semi-annual or annual basis, if the contract owner so elects. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See PENALTY TAXES on page 36.)

All subsequent withdrawals from Account A in the same contract year will be effected as if premium is withdrawn on a "first-in, first-out" basis before any gain in account value is withdrawn. Therefore, premium accumulated the longest will be withdrawn first. These withdrawals are subject to a contingent deferred sales charge. (See CONTINGENT DEFERRED SALES CHARGE on page 24.)

There are no contingent deferred sales charges imposed on any withdrawals from Account B. In addition, no contingent deferred sales charge will be imposed on withdrawals from Account A on a Contract purchased by an employee of Merrill Lynch Life or its affiliates or purchased by the employee's spouse or dependents, where permitted by state regulation.

In addition, the contract owner may request monthly, quarterly, semiannual, or annual automatic withdrawals from Account B. This optional automatic withdrawal program can be activated or canceled by the contract owner once each contract year. Once canceled, the program can not be activated again until the next contract year. Withdrawal amounts may be increased or decreased at any time, once Merrill Lynch Life receives a proper request at its Service Center. There are no contingent deferred sales charges imposed on automatic withdrawals from Account B. These withdrawals are in addition to the annual withdrawals permitted under the Contract, as described above. Automatic withdrawals may be included in the contract owner's gross income in the year in which the withdrawal occurs. (See DISTRIBUTIONS on page 35.) Withdrawals may be taxable and subject to a 10% tax penalty. (See PENALTY TAXES on page 36.)

If the contract owner has elected both the automatic withdrawal program and a withdrawal from Account A on a monthly, quarterly, semi-annual or annual basis, both forms of withdrawal must be paid out on the same date(s).


The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after a withdrawal is made. Merrill Lynch Life reserves the right to change these minimums. Withdrawals will be effected as of the end of the valuation period on the date the request is received at Merrill Lynch Life's Service Center. Unless otherwise directed by the contract owner, withdrawals will be taken from subaccounts in the same proportion as the owner's contract value bears to the subaccounts of the Accounts from which the withdrawal is made. A withdrawal may be effected by telephone, once a proper authorization form is submitted to Merrill Lynch Life's Service Center, if the amount withdrawn is to be paid into a Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account. Otherwise, a withdrawal request must be submitted by the contract owner in writing to Merrill Lynch Life's Service Center. Telephone withdrawal requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.


The Contract may be surrendered at any time prior to the annuity date. To surrender the Contract through a full withdrawal, the Contract must be delivered to Merrill Lynch Life's Service Center. The surrender will be effected as of the end of the valuation period on the date the Contract is received at Merrill Lynch Life's Service Center. The amount payable on surrender is the contract value as of the end of the valuation period when the surrender is effected, less any applicable contingent deferred sales charge, less the contract maintenance charge if the contract value is less than $50,000 and that valuation period is not a contract anniversary, less any applicable charge for premium taxes. (See CHARGES AND DEDUCTIONS on page 23.)

Withdrawals will decrease the contract value. Withdrawals from either Account A or Account B are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See FEDERAL INCOME TAXES on page 34.)

PAYMENTS TO CONTRACT OWNERS

Merrill Lynch Life will generally pay the amount of any withdrawal or surrender, any annuity payment or death benefit, minus any applicable charges, premium taxes or tax withholding, within seven days of receipt of a proper request at its Service Center. However, Merrill Lynch Life may delay the payment of any withdrawal, surrender, or death benefit, or the processing of any annuity payment or transfer request if (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday; (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; (c) the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Accounts or to determine the value of their assets; (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

ANNUITY DATE

The contract owner selects an annuity date when the Contract is applied for. The annuity date may be changed by telephone or by written notice submitted to Merrill Lynch Life's Service Center, up to 30 days prior to that date. Generally, the annuity date for nonqualified Contracts may not be later than the annuitant's 85th birthday. For IRA Contracts, the annuity date may not be later than when the owner/annuitant reaches the age of 70 1/2 unless the contract owner selects a later annuity date. If no annuity date is chosen, the annuity date will automatically be the date on which the annuitant reaches age 85 or 70 1/2, as outlined above.

The first annuity payment will be made on the annuity date, and payments will continue thereafter according to the schedule of the annuity option selected.


Contract owners may select from a variety of fixed annuity payment options, as outlined below in ANNUITY OPTIONS.


ANNUITY OPTIONS

The Contract provides a choice of fixed annuity payment options. If an annuity option is not chosen by the contract owner, Merrill Lynch Life will automatically effect the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 85 (age 70 1/2 for an IRA Contract). The annuity option may be changed up to 30 days prior to the annuity date. Merrill Lynch Life reserves the right to limit annuity options available to IRA contract owners to comply with provisions of the Internal Revenue Code or regulations thereunder. On the annuity date, the entire contract value, after a deduction for the cost of any applicable premium taxes, will be transferred to Merrill Lynch Life's general account, from which the annuity payments will be made. The amount of each payment is predetermined.

The dollar amount of annuity payments is determined by the contract value on the annuity date, applied to Merrill Lynch Life's then current annuity purchase rates. These rates will be furnished on request. The rates will never be less favorable than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to Merrill Lynch Life, resulting in an incorrect calculation of annuity payments on a Contract, future annuity payments on that Contract will be adjusted to reflect the correct age and/or sex. Any amount Merrill Lynch Life overpaid as the result of a misstatement will be deducted from future payments with 6% annual interest charges. Any amount Merrill Lynch Life underpaid as the result of a misstatement will be paid in full with the next payment made with 6% annual interest credited.

If the contract value on the annuity date, after the deduction for the cost of any applicable premium taxes, is less than $5,000 (or a different minimum amount, if required by state law), Merrill Lynch Life may pay the annuity benefits in a lump sum, rather than as periodic payments. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), the frequency of payments may be changed so that all payments will be at least $50 (or the minimum amount required by state law). Otherwise, the contract owner has the following annuity payment options. Merrill Lynch Life reserves the right to permit additional annuity payment options.

- PAYMENTS OF A FIXED AMOUNT--Equal payments in an amount chosen by the contract owner will be guaranteed until the sum of all annuity payments equals the contract value transferred to Merrill Lynch Life's general account on the annuity date, adjusted for interest credited as shown in the Contract. The amount chosen must provide for payments for at least five years. Payments are guaranteed irrespective of the annuitant's life. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

- PAYMENTS FOR A FIXED PERIOD--Payments will be made for five years or a longer period if selected by the contract owner. Payments are guaranteed irrespective of the annuitant's life. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

- *LIFE ANNUITY--Payments will be made for the life of the annuitant. Payments will cease with the last payment due before the annuitant's death.

- LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS--Payments will be made for the life of the annuitant. In addition, even if the annuitant dies before the guarantee period ends, payments will be guaranteed for either 10 or 20 years as selected by the contract owner. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

- LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE--Payments will be made for the life of the annuitant. In addition, even if the annuitant dies beforehand, payments will be guaranteed until the sum of all annuity payments equals the contract value transferred to Merrill Lynch Life's general account on the annuity date, adjusted for interest credited as shown in the Contract.

- *JOINT AND SURVIVOR LIFE ANNUITY--Payments will be made for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

- INDIVIDUAL RETIREMENT ACCOUNT ANNUITY--This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant; (b) the joint life expectancy of the owner/annuitant and his or her spouse; or (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be equal to the remaining contract value transferred to Merrill Lynch Life's general account, divided by the then current life expectancy chosen, as defined by Internal Revenue Service regulations. Payments will be made on each anniversary of the annuity date. If the measuring life or lives dies before the remaining value has been distributed, that value will be paid to the contract owner in a lump sum.

*These options are life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

UNISEX

Generally, the Contract provides for sex-distinct annuity purchase rates for life annuities. However, in those states that have adopted regulations prohibiting sex-distinct rates, blended unisex annuity purchase rates for life annuities will be applied, whether the annuitant is male or female. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.


Employers and employee organizations considering purchasing the Contract should consult with their legal advisor to determine whether purchasing the Contract based on sex-distinct annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Merrill Lynch Life may offer such contract owners Contracts based on unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

INTRODUCTION


The Contracts are designed for use in connection with retirement plans that are not qualified plans under the provisions of the Internal Revenue Code and also Individual Retirement Annuities (IRAs). The ultimate effect of federal income taxes on contract value, on annuity payments, and on the economic benefit to the contract owner, depends on the type of retirement plan for which the Contract is purchased, on whether the investments of the Accounts meet Internal Revenue Service diversification standards (discussed below) and on the tax status of the individual concerned. The following discussion is general in nature and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all situations in which a person may by entitled to or may receive a distribution under the Contract. Contract owners should consult a competent tax advisor before initiating any transaction. This discussion is based on the Company's understanding of current federal income tax laws as currently interpreted by the Internal Revenue Service and generally does not discuss or consider any applicable state or other tax laws. No representation is made as to the likelihood of continuation of current federal income tax laws or of the current interpretations by the Internal Revenue Service. MERRILL LYNCH LIFE DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.


MERRILL LYNCH LIFE'S TAX STATUS

Merrill Lynch Life is taxed as a life insurance company under the Internal Revenue Code. The Accounts are not a separate entity and for tax purposes their operations are part of the Company's. Therefore, the Company will be liable for any taxes attributable to the Accounts. Under existing federal income tax law the investment income of the Accounts is includable in the Company's gross income. Merrill Lynch Life currently incurs no income taxes on this income. Merrill Lynch Life reserves the right, however, to deduct from the Accounts any such taxes which are imposed on the investment earnings or taxes measured by or attributable to the receipt of premium.

TAXATION OF ANNUITIES

IN GENERAL

Section 72 of the Internal Revenue Code governs taxation of annuities in general. With respect to contracts held by natural persons, Merrill Lynch Life believes that the contract owner is not taxed on increases in the value of the Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Additionally, certain transfers of a Contract for less than full consideration, such as a gift, will trigger tax on the excess of the net contract value over the contract owner's investment in the Contract.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified Contract to provide that (a) if any contract owner dies on or after the annuity commencement date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The contract owner's "designated beneficiary" (referred to herein as the "Owner's Beneficiary") is the person designated by such contract owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the contract owner's "designated beneficiary" is the surviving spouse of the contract owner, the Contract may be continued with the surviving spouse as the new owner. Solely for purposes of applying the provisions of Section 72(s) of the Code, when nonqualified Contracts are held by other than a natural person, the death of, or change of, the annuitant is treated as the death of the contract owner.

The nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to IRAs.

NON-NATURAL OWNERS


Nonqualified contracts held by other than a natural person generally are not treated as annuities, and the contract owner generally must include in income any increase in the excess of the contract value over the contract owner's investment in the Contract. This is not applicable to trusts or other entities acting as an agent for a natural person, and there are certain other exceptions to this rule. Prospective contract owners who are not natural persons should consult a competent tax advisor.


DISTRIBUTIONS


The taxable portion of annuity payments is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. After such time as the sum of the nontaxable portion of annuity payments received equals the sum of premium payments (adjusted for any withdrawals or outstanding loans), all subsequent annuity payments are fully taxable as ordinary income. With respect to nonqualified Contracts, partial withdrawals of contract value are treated as taxable income to the extent that the contract value just before the withdrawal exceeds the investment in the Contract. The assignment or pledge (or agreement to assign or pledge) of any portion of the value of the Contract shall be treated as a withdrawal subject to this rule. Full withdrawals are treated as taxable income under section 72(e) of the Internal Revenue Code to the extent that the net amount received exceeds the investment in the Contract. (For the tax treatment of any premium paid prior to August 14, 1982, under another annuity contract, which contract has been exchanged for this Contract, consult your tax advisor.) Amounts may be distributed from a Contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, the amount is taxed in the same manner as a full withdrawal; or (2) if distributed under a payment option, the amounts are taxed in the same manner as annuity payments. For both withdrawals and annuity payments under IRAs, there may be no cost basis in the contract within the meaning of Section 72 of the Internal Revenue Code, and the total amount received may be taxable as ordinary income.


MULTIPLE ANNUITY CONTRACTS

All nonqualified annuity contracts entered into after October 21, 1988 that are issued by Merrill Lynch Life (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Internal Revenue Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

PENALTY TAXES

A penalty tax may be imposed equal to 10% of the taxable income portion of a withdrawal. The penalty tax applies to both nonqualified Contracts and IRAs, with different exceptions for each. The exceptions applicable to both nonqualified Contracts and IRAs include (a) distributions made at or after the contract owner attains age 59 1/2, (b) distributions made on or after the contract owner's death, (c) distributions attributable to the contract owner's disability, and (d) substantially equal periodic payments for the contract owner's life or life expectancy (or joint life or joint life expectancy of the contract owner and a second designated person). In certain circumstances, other exceptions may apply. Other tax penalties may apply to certain distributions, loans and other transactions under IRAs.

INTERNAL REVENUE SERVICE DIVERSIFICATION STANDARDS

The Internal Revenue Service has published regulations prescribing diversification standards to be met by nonqualified variable annuity contracts as a condition to being taxed as annuities under Section 72 of the Internal Revenue Code. The standards provide that investments of a subaccount of the Accounts are adequately diversified if no more than (a) 55% of the value of its assets is represented by any one investment, (b) 70% is represented by any two investments, (c) 80% is represented by any three investments, and (d) 90% is represented by any four investments. Each Fund is obligated to comply with the diversification standards imposed by the Internal Revenue Service.

The Treasury Department has announced that the diversification regulations do not provide guidance concerning the extent to which contract owners may direct their investments to particular subaccounts of a separate account. Such guidance will be included in regulations or Revenue Rulings under Section 817(d) of the Internal Revenue Code relating to the definition of a variable contract. It is unknown what standards will be adopted in such regulations. Merrill Lynch Life, however, believes that according to current law the Contract will be treated as an annuity for federal income tax purposes and that the Company, not the contract owner, will be treated as the owner of the contract investments.


The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating premium payments and account values. Moreover, the investment strategy for the Select Ten Trust is innovative and has not been addressed by the IRS. These differences could result in the owner being treated as the owner of the assets of the Accounts. Merrill Lynch Life reserves the right to modify the Contract as necessary to prevent the contract owner from being considered the owner of the assets of the Accounts for federal tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.


IRA CONTRACTS


Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible, and on the time when distributions may commence and the duration of those distributions. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The ultimate effect of federal income taxes on the amounts contributed to and held under a Contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary depends on the tax status of the individual concerned and on Merrill Lynch Life's tax status. In addition, certain requirements must be satisfied in purchasing an IRA with proceeds from a tax qualified retirement plan and receiving distributions from an IRA in order to continue receiving favorable tax treatment. Sales of the Contract for use with

IRAs may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke the Contract within seven days of the earlier of the establishment of the IRA or the purchase of the Contract. Purchasers should seek competent tax advice as to the suitability of the Contract for use with or as an IRA. The Contract is not available for use as a SEP IRA or a SIMPLE IRA. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.



ROTH IRAS



The Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT


A transfer of ownership of the Contract, the designation of an annuitant who is not also the owner, or the exchange of the Contract (or this Contract along with one or more other annuity contracts) for one or more new annuity contracts may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.


WITHHOLDING

Unless the contract owner elects to the contrary, the taxable portion of any amounts received under the Contract will be subject to withholding to meet federal and state income tax obligations. The rate of withholding on annuity payments will generally be determined on the basis of the withholding certificate filed by the contract owner with Merrill Lynch Life. If no such certificate is filed, the contract owner will be treated, for purposes of determining the withholding rate, as a married person with three exemptions.

The rate of withholding on all other payments made under the Contract, such as amounts received upon withdrawals, will generally be 10%. Thus, if the contract owner fails to elect that there be no withholding, Merrill Lynch Life will withhold from every withdrawal or annuity payment the appropriate percentage of the amount of the payment that is taxable. Merrill Lynch Life will provide the contract owner with forms and instructions concerning the right to elect that no amount be withheld from payments. Generally, there will be no withholding for taxes until payments are actually received under the Contract.


POSSIBLE CHANGES IN TAXATION



Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.


OTHER TAX CONSEQUENCES


Merrill Lynch Life does not make any guarantee regarding the tax status of the Contract or any transaction regarding the Contract. As noted above, the foregoing discussion of the income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax advisor should be consulted for further information.


                               OTHER INFORMATION

VOTING RIGHTS


Merrill Lynch Life is the legal owner of all Fund shares and Trust Units held in the Accounts. As the owner, it has the right to vote on any matter put to vote at the Funds' shareholder meetings if such meetings are held. However, Merrill Lynch Life will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective subaccounts for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective subaccounts for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit Merrill Lynch Life to vote Fund shares in its own right, it may elect to do so.



Contract owners have voting rights prior to their annuity date. They may give voting instructions concerning (1) the election of a Fund's Board of Directors;
(2) ratification of a Fund's independent accountant; (3) approval of the investment advisory agreement for a Fund corresponding to the contract owner's selected subaccounts; (4) any change in the fundamental investment policy of a Fund corresponding to the contract owner's selected subaccounts; and (5) any other matter requiring a vote of the Funds' shareholders. The number of shares for which a contract owner may give voting instructions prior to the annuity date is determined by dividing the contract owner's interest in a subaccount by the net asset value per share of the corresponding Fund. The number of shares for which contract owners may give voting instructions will be determined as of a record date chosen by Merrill Lynch Life. The record date will be no earlier than 90 days prior to the shareholder meeting.


After the annuity date, contract owners no longer have voting rights, since their contract value has then been moved out of the Funds.

Contract owners will receive periodic reports relating to the Funds in which they have an interest including proxy material and voting instruction forms.


The Select Ten Trust is a unit investment trust, and as such, has no Board of Directors. There are no voting rights associated with Trust Units.


REPORTS TO CONTRACT OWNERS

At least once each contract year prior to the annuity date, contract owners will be sent a statement that provides information pertinent to their own Contract. The statement will outline all Contract transactions during the year, the Contract's current number of accumulation units, the value of each accumulation unit, and the total contract value.

Contract owners will also be sent an annual and a semiannual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SELLING THE CONTRACT

Merrill Lynch, Pierce, Fenner & Smith Incorporated is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). Merrill Lynch, Pierce, Fenner & Smith Incorporated's principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281.

Contracts are sold by registered representatives (Financial Consultants) of Merrill Lynch, Pierce, Fenner & Smith Incorporated who are also licensed through various Merrill Lynch Life Agencies as insurance agents for Merrill Lynch Life. Merrill Lynch Life has entered into a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated and companion sales agreements with the Merrill Lynch Life Agencies through which agreements the Contracts are sold and the Financial Consultants are compensated by Merrill Lynch Life Agencies and/or Merrill Lynch, Pierce, Fenner & Smith Incorporated. The maximum commission paid to the Financial Consultant is 2.0% of each premium allocated to Separate Account A. In addition, on the annuity date, the Financial Consultant will receive compensation of no more than 1.4% of contract value not subject to a contingent deferred sales charge. Additional annual compensation of no more than 0.50% of contract value may also be paid to the Financial Consultant. Commission may be paid in the form of non-cash compensation, in accordance with NASD rules. No commission or annuity date compensation will be paid on Contracts purchased by employees of Merrill Lynch Life or its affiliates or Contracts purchased by the employees' spouses or dependents.

The maximum commission Merrill Lynch Life will pay to the applicable insurance agency to be used to pay commissions to Financial Consultants is 5.0% of each premium allocated to Separate Account A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than Merrill Lynch, Pierce, Fenner & Smith Incorporated registered representatives.

STATE REGULATION

Merrill Lynch Life is subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. It is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

An annual statement in the prescribed form is filed with the insurance departments of jurisdictions where Merrill Lynch Life does business disclosing the Company's operations for the preceding year and its financial condition as of the end of that year. Insurance department regulation includes periodic examination to verify Contract liabilities and reserves and to determine solvency and compliance with all insurance laws and regulations. Merrill Lynch Life's books and accounts are subject to insurance department review at all times. A full examination of Merrill Lynch Life's operations is conducted periodically by the Arkansas Insurance Department and under the auspices of the National Association of Insurance Commissioners.


YEAR 2000



Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems used by Merrill Lynch Life or the other service providers do not properly address this problem prior to January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Merrill Lynch Life. Currently, Merrill Lynch Life does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Contract at current levels. In addition,

Merrill Lynch Life has sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and Merrill Lynch Life will continue to monitor the situation. At this time, however, no assurance can be given that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Accounts are a party or to which the assets of the Accounts are subject. Merrill Lynch Life and Merrill Lynch, Pierce, Fenner & Smith Incorporated are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to its total assets. No litigation relates to the Accounts.

EXPERTS


The financial statements of Merrill Lynch Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Accounts as of December 31, 1997 and for the periods presented in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1420.


LEGAL MATTERS


The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, Merrill Lynch Life's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

    OTHER INFORMATION
    Principal Underwriter
    Financial Statements
    Administrative Services Arrangements
    CALCULATION OF YIELDS AND TOTAL RETURNS

    FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
     ACCOUNT A

    FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
     ACCOUNT B
    FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                   APPENDIX A

                         ENHANCED DEATH BENEFIT EXAMPLE

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ENHANCED DEATH BENEFIT. THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS.

FACTS. Assume a 65 year-old person purchases a Contract on June 1, 1998 with an enhanced death benefit endorsement and makes an initial premium payment of $100,000, which is allocated completely to Account A. During his life, the contract owner makes no withdrawals, transfers, or additional premium payments. The following chart, which is discussed in more detail below, depicts the potential Death Benefit at certain points over the life of the contract owner.

                              HYPOTHETICAL VALUES

                                                                                             (GMDB)
                                                                                       GUARANTEED MINIMUM
                                                                                         DEATH BENEFIT
                                                                                      (GREATER OF X OR Y)
                                                                                 ------------------------------
                                                                                                      (Y)
                                                                                                    MAXIMUM
                                                                                                    SEVENTH          (DB)
                                                                                      (X)         ANNIVERSARY       DEATH
                   END OF                           CONTRACT           (CV)         PREMIUMS         VALUE         BENEFIT
                  CONTRACT                           OWNER'S         CONTRACT      COMPOUNDED      COMPOUNDED    (GREATER OF
                    YEAR                          ATTAINED AGE         VALUE         AT 5%           AT 5%       CV OR GMDB)
---------------------------------------------  -------------------  -----------  --------------  --------------  ------------
Purchase.....................................              65          100,000        100,000               0        100,000
1............................................              66          104,000        105,000               0        105,000
2............................................              67          120,000        110,250               0        120,000
 ............................................
7............................................              72          160,000        140,710         160,000        160,000
8............................................              73          130,000        147,746         168,000        168,000
 ............................................
14...........................................              79          230,000        197,993         230,000        230,000
15...........................................              80          240,000        207,893         241,500        241,500
  ...........................................
20...........................................              85          270,000        207,893         241,500        270,000
21...........................................              86          260,000        207,893         241,500        260,000

FORMULA. For Contracts issued with an enhanced death benefit, a Contract's death benefit (DB) is equal to the greater of the contract value (CV), or the Guaranteed Minimum Death Benefit for Account A (GMDB) plus the value of Account
B. The Guaranteed Minimum Death Benefit for Account A (GMDB) is equal to the greater of "premiums compounded at 5%" (X) or the "maximum seventh anniversary value compounded at 5%" (Y). To simplify:

        DB = (GREATER OF CV) OR (GMDB + VALUE OF ACCOUNT B),
             WHERE GMDB = GREATER OF X OR Y

                                       or

        IF THE VALUE OF ACCOUNT B = 0, THEN:

        DB = GREATEST OF CV, X, OR Y

In this example, the value of Account B is zero throughout because no portion of the initial premium was allocated to Account B and no transfers were made to Account B. Accordingly, for purposes of this example, DB will equal the greatest of CV, X, or Y.

This formula affects DB at various points during the life of the contract owner:

PURCHASE. At the time of purchase, CV = $100,000, X = $100,000, and Y = $0 (because the contract has not yet reached a seventh anniversary). Accordingly, the death benefit would equal $100,000.

FIRST ANNIVERSARY. On the First Anniversary, CV = $104,000, X = $105,000 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for one year), and Y = $0 (because the contract has not yet reached a seventh anniversary). Accordingly, the death benefit would equal $105,000, the greatest of these three values.

SECOND ANNIVERSARY. On the Second Anniversary, CV = $120,000, X = $110,250 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for two years), and Y = $0 (because the contract has not yet reached a seventh anniversary). Accordingly, the death benefit would equal $120,000, the greatest of these three values.

SEVENTH ANNIVERSARY. On the Seventh Anniversary, CV = $160,000, X = $140,710 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for seven years), and Y = $160,000. The value of Y is equal to the value of Account A on the Seventh Anniversary, or $160,000. Accordingly, the death benefit would equal $160,000, the greatest of CV, X, and Y.


EIGHTH ANNIVERSARY. On the Eighth Anniversary, CV = $130,000, X = $147,746 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for eight years), and Y = $168,000. The value of Y on the Eighth Anniversary is equal to the contract value on the Seventh Anniversary at an interest rate compounded daily to yield 5% annually for one year, or $168,000. Accordingly, the death benefit would equal $168,000, the greatest of CV, X, and Y.



FOURTEENTH ANNIVERSARY. On the Fourteenth Anniversary, CV = $230,000, X = $197,993 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for fourteen years), and Y = $230,000. Because this anniversary falls on another seventh anniversary, the value of Y equals the greater of (1) the value of Account A on this date ($230,000), or (2) the Seventh Anniversary value of Y at an interest rate compounded daily to yield 5% annually for seven years ($225,136). Based on a comparison of these two values, Y equals $230,000, the greater value. Accordingly, the death benefit would equal $230,000 (the greatest of CV, X, and Y). THE CALCULATION OF SEVENTH ANNIVERSARY VALUES CEASES AFTER THIS YEAR SINCE THE CONTRACT OWNER WILL ATTAIN AGE 80 PRIOR TO THE TWENTY-FIRST ANNIVERSARY, WHICH IS THE NEXT SEVENTH ANNIVERSARY.



FIFTEENTH ANNIVERSARY. On the Fifteenth Anniversary, CV = $240,000, X = $207,893 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for fifteen years), and Y = $241,500. The value of Y is determined by comparing each seventh anniversary value of Y, which is the greater of (1) the contract value on the Seventh Anniversary of $160,000 at an interest rate compounded daily to yield 5% annually for eight years ($236,393) or (2) the contract value on the Fourteenth Anniversary of $230,000 at an interest rate compounded daily to yield 5% annually for one year ($241,500). Based on a comparison of these two values, Y equals $241,500, the greater value. Accordingly, the death benefit would equal $241,500 (the greatest of CV, X, and Y). Note that because the 5% interest used to calculate X and Y accrues only until the earliest of the last day of the 20th contract year, the last day of the contract year in which the contract owner attains age 80, or the date of death of the contract owner, and the contract owner in this example has now reached age 80, NO ADDITIONAL 5% INTEREST WILL ACCRUE TO THE GMDB AFTER THIS YEAR.



TWENTIETH ANNIVERSARY. On the Twentieth Anniversary, CV = $270,000, X = $207,893 (because no interest has accrued since the contract owner attained age 80, the value of X has not changed since the Fifteenth Anniversary), and Y = $241,500 (because no interest has accrued since the contract owner attained age 80, the value of Y has not changed since the Fifteenth Anniversary). Accordingly, the death benefit would equal $270,000, which is the greatest of CV, X, and Y.



TWENTY-FIRST ANNIVERSARY. On the Twenty-First Anniversary, CV = $260,000, X = $207,893 (because no interest has accrued since the contract owner attained age 80, the value of X has not changed since the Fifteenth Anniversary), and Y = $241,500. Although this anniversary is another seventh anniversary, the calculation of seventh anniversary values has ceased because the contract owner attained age 80 prior to this seventh year anniversary. Moreover, because no interest has accrued since the contract owner attained age 80, the value of Y has not changed since the Fifteenth Anniversary. Accordingly, the death benefit would decrease from the Twentieth Anniversary death benefit to $260,000, which is the greatest of CV, X, and Y.



Note: Any additional premiums allocated to Account A, transfers, and withdrawals would affect the values of X and Y, even after the 5% interest stops accruing or calculation of seventh anniversary values ends.

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                                      AND
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                        SERVICE CENTER: P.O. BOX 44222,
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST,
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 1998, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                                                                              PAGE
                                                                                                            ---------
OTHER INFORMATION.........................................................................................          3

Principal Underwriter.....................................................................................          3

Financial Statements......................................................................................          3

Administrative Services Arrangements......................................................................          3

CALCULATION OF YIELDS AND TOTAL RETURNS...................................................................          3

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A............................        S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B............................       S-17

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY..............................................        G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1997, 1996, and 1995, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $49.4 million, $26.1 million, and $24.2 million, respectively, in commissions in connection with the sale of the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1997, 1996, and 1995, Merrill Lynch Life paid administrative services fees of $43.0 million, $44.5 million, and $43.0 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                     Current Yield = ((NCF - ES/UV)X(365/7)

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the
                      7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses for the hypothetical account for the 7-day period.

UV                 =  the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the
                      7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses of the hypothetical account for the 7-day period.

UV                 =  the unit value for the first day of the 7-day period.


The effective yield for the Domestic Money Market subaccount for the 7-day period ended December 31, 1997 was 4.05%. The effective yield for the Reserve Assets subaccount for the 7-day period ended December 31, 1997 was 4.67%.


Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period; as described below. The 30-day or one-month yield is calculated according to the following formula:


                 Yield = 2 ((((NI - ES)/(U X UV)) + 1)(6) - 1)


Where:

NI                 =  net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.

ES                 =  expenses of the subaccount for the 30-day or one-month period.

U                  =  the average number of units outstanding.

UV                 =  the unit value at the close of the last day in the 30-day or one-month period.


Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1997 was:



NAME OF SUBACCOUNT                                                                         YIELD
--------------------------------------------------------------------------------------  -----------
Prime Bond                                                                                    4.60%
High Current Income                                                                           7.28%
Global Bond Focus (formerly, World Income Focus)                                              4.66%
Government Bond (formerly, Intermediate Government Bond)                                      4.04%


Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1997, returns were:


                                                           5          10          SINCE
NAME OF SUBACCOUNT                           1 YEAR      YEAR        YEAR       INCEPTION
-----------------------------------------  ----------  ---------     -----     -----------
Prime Bond                                       0.28%      5.28%        N/A         6.01%
High Current Income                              2.44%      8.44%        N/A         9.07%
Quality Equity                                  14.92%     13.12%        N/A        11.80%
Special Value Focus
  (formerly, Equity Growth)                      3.11%     11.97%        N/A         8.87%
Natural Resources Focus*                       -19.11%      2.59%        N/A         2.96%
American Balanced*                               8.42%      9.02%        N/A         8.83%
Global Strategy Focus                            3.33%      8.80%        N/A         7.83%
Basic Value Focus                               11.89%       N/A         N/A        15.15%
Global Bond Focus**
  (formerly, World Income Focus)                -5.85%       N/A         N/A         3.95%
Global Utility Focus*                           17.09%       N/A         N/A        10.83%
International Equity Focus**                   -11.81%       N/A         N/A         1.82%
Government Bond (formerly, Intermediate
  Government Bond)                               0.50%       N/A         N/A         5.16%
Developing Capital Markets Focus               -13.63%       N/A         N/A        -3.32%
Index 500 Fund                                  23.91%       N/A         N/A        25.38%
AIM V.I. Capital Appreciation                    4.87%       N/A         N/A         5.84%
AIM V.I. Value                                  14.91%       N/A         N/A        18.24%
Alliance Premier Growth                         24.95%       N/A         N/A        24.83%
MFS Emerging Growth                             13.15%       N/A         N/A        11.61%
MFS Research                                    11.53%       N/A         N/A        12.87%


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
------------------------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:


FUND                                                       COMMENCED OPERATIONS
---------------------------------------------------------  -----------------------
Domestic Money Market                                      February 21, 1992
Prime Bond                                                 April 29, 1982
High Current Income                                        April 29, 1982
Quality Equity                                             April 29, 1982
Equity Growth                                              April 29, 1982
Natural Resources Focus*                                   June 1, 1988
American Balanced*                                         June 1, 1988
Global Strategy Focus                                      February 21, 1992
Basic Value Focus                                          July 1, 1993
Global Bond Focus**
  (formerly, World Income Focus)                           July 1, 1993
Global Utility Focus*                                      July 1, 1993
International Equity Focus**                               July 1, 1993
Government Bond
  (formerly, Intermediate Government Bond)                 May 16, 1994
Developing Capital Markets Focus                           May 16, 1994
Reserve Assets                                             November 23, 1981
Index 500 Fund                                             December 18, 1996
AIM V.I. Capital Appreciation                              May 5, 1993
AIM V.I. Value                                             May 5, 1993
Alliance Premier Growth                                    March 12, 1992
MFS Emerging Growth Series                                 July 24, 1995
MFS Research Series                                        July 26, 1995


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:


                            TR = ((ERV/P)(1/N)) + 1


Where:
TR                 =  the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).
ERV                =  the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P                  =  a hypothetical initial payment of $1,000.
N                  =  the number of years in the period.

------------------------

* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** The subaccount corresponding to this Fund will be closed to allocations of premiums or contract value following the close of business on June 5, 1998.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


For the year ended December 31, 1997, returns not reflecting any contingent deferred sales charge were:



                                                                        5         10         SINCE
NAME OF SUBACCOUNT                                       1 YEAR       YEAR       YEAR      INCEPTION
-----------------------------------------------------  -----------  ---------  ---------  -----------
Prime Bond                                                    7.07%      5.76%       N/A        6.27%
High Current Income                                           9.40%      8.87%       N/A        9.29%
Quality Equity                                               21.92%     13.49%       N/A       12.00%
Special Value Focus
  (formerly, Equity Growth)                                  10.11%     12.35%       N/A        9.09%
Natural Resources Focus*                                    -13.78%      3.12%       N/A        3.26%
American Balanced*                                           15.42%      9.44%       N/A        9.06%
Global Strategy Focus                                        10.33%      9.22%       N/A        8.07%
Basic Value Focus                                            18.89%       N/A        N/A       15.56%
Global Bond Focus**
  (formerly, World Income Focus)                              0.48%       N/A        N/A        4.53%
Global Utility Focus*                                        24.09%       N/A        N/A       11.29%
International Equity Focus**                                 -5.93%       N/A        N/A        2.44%
Government Bond
  (formerly, Intermediate Government Bond)                    7.32%       N/A        N/A        6.12%
Developing Capital Markets Focus                             -7.88%       N/A        N/A       -2.34%
Index 500 Fund                                               30.91%       N/A        N/A       31.12%
AIM V.I. Capital Appreciation                                11.87%       N/A        N/A       11.61%
AIM V.I. Value                                               21.91%       N/A        N/A       23.99%
Alliance Premier Growth                                      31.95%       N/A        N/A       30.58%
MFS Emerging Growth                                          20.15%       N/A        N/A       17.38%
MFS Research                                                 18.53%       N/A        N/A       18.63%


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

--------------------------


* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** The subaccount corresponding to this Fund will be closed to allocations of premiums or contract value following the close of business on June 5, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Annuity Separate Account A (the "Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.






January 23, 1998

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
================================================================================

                                                                                                                     Market
                                                                      Cost                   Shares                   Value
                                                            ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Domestic Money Market Fund                                  $          295,301,830             295,301,830  $          295,301,830
Prime Bond Fund                                                        459,408,280              38,186,293             462,436,007
High Current Income Fund                                               500,745,340              43,904,972             505,785,275
Quality Equity Fund                                                    563,695,563              19,750,066             758,797,552
Special Value Focus Fund                                               351,811,427              15,133,357             419,950,663
American Balanced Fund                                                 144,901,992              10,422,228             172,904,764
Natural Resources Focus Fund                                            26,745,570               2,317,595              24,705,561
Global Strategy Focus Fund                                             662,906,269              52,807,304             776,795,441
Global Utility Focus Fund                                               87,759,409               8,315,799             123,406,451
International Equity Focus Fund                                        395,013,525              34,962,328             377,593,145
Global Bond Focus Fund                                                  71,826,934               7,462,914              69,554,361
Basic Value Focus Fund                                                 425,628,908              33,739,596             534,435,197
Government Bond Fund                                                   162,110,165              15,753,103             166,982,891
Developing Capital Markets Focus Fund                                  129,753,111              12,973,611             119,616,695
Index 500 Fund                                                         155,245,475              13,253,861             178,636,536
                                                            -----------------------                         -----------------------
                                                                     4,432,853,798                                   4,986,902,369
                                                            -----------------------                         -----------------------

Investments in Alliance Variable Products Series Fund, Inc. (Note 1):
Premier Growth Portfolio                                               209,687,042                                     233,347,117
                                                            -----------------------                         -----------------------
                                                                       209,687,042              11,117,061             233,347,117
                                                            -----------------------                         -----------------------

Investments in MFS Variable Insurance Trust (Note 1):
MFS Emerging Growth Series                                              68,022,318               4,633,311              74,781,632
MFS Research Series                                                     98,145,556               6,857,542             108,280,590
                                                            -----------------------                         -----------------------
                                                                       166,167,874                                     183,062,222
                                                            -----------------------                         -----------------------

Investments in AIM Variable Insurance Funds, Inc. (Note 1):
AIM V.I. Value Fund                                                     97,635,954               4,661,775             102,572,802
AIM V.I. Capital Appreciation Fund                                      97,032,718               4,924,282             101,393,604
                                                            -----------------------                         -----------------------
                                                                       194,668,672                                     203,966,406
                                                            -----------------------                         -----------------------

TOTAL ASSETS                                                         5,003,377,386                                   5,607,278,114
                                                            =======================                         -----------------------

LIABILITIES:
Due to Merrill Lynch Life Insurance Company                                                                               2,496,434
                                                                                                            ------------------------
TOTAL LIABILITIES                                                                                                         2,496,434
                                                                                                            ------------------------

NET ASSETS                                                                                                  $         5,604,781,680
                                                                                                            ========================

See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
================================================================================

                                                                                              1997                    1996
                                                                                    ======================= =======================
Investment Income:
 Reinvested Dividends                                                               $          290,197,843  $          305,335,555
 Mortality and Expense Charges (Note 3)                                                        (68,664,481)            (54,400,771)
                                                                                    ----------------------- -----------------------
  Net Investment Income                                                                        221,533,362             250,934,784
                                                                                    ----------------------- -----------------------

Realized and Unrealized Gains:
 Net Realized Gains                                                                             87,299,391              20,682,599
 Net Unrealized Gains                                                                          211,226,102             101,585,937
                                                                                    ----------------------- -----------------------
  Net Realized and Unrealized Gains                                                            298,525,493             122,268,536
                                                                                    ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                     520,058,855             373,203,320
                                                                                    ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                    1,036,438,880             507,916,019
 Transfer of Contract Owner Withdrawals                                                       (264,290,075)           (207,895,518)
 Transfers Out - Net                                                                           (34,499,626)            (25,471,251)
 Transfer of Contract Maintenance Charges (Note 3)                                              (1,494,689)             (1,481,625)
 Transfers from (to) General Account - Net                                                     (11,026,253)                827,514
                                                                                    ----------------------- -----------------------
  Increase in Net Assets
   Resulting from Principal Transactions                                                       725,128,237             273,895,139
                                                                                    ----------------------- -----------------------

Increase in Net Assets                                                                       1,245,187,092             647,098,459
Net Assets Beginning Balance                                                                 4,359,594,588           3,712,496,129
                                                                                    ----------------------- -----------------------
Net Assets Ending Balance                                                           $        5,604,781,680  $        4,359,594,588
                                                                                    ======================= =======================




See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS


1. Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support the operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of twenty investment divisions. At any point in time, the Account may or may not be invested in all available divisions. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc.: Fifteen of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. (See Note 5.) Three of the investment divisions; Natural Resources Focus Fund, American Balanced Fund and Global Utility Focus Fund were closed to allocations of premiums and contract value following the close of business on December 6, 1996.
   - Alliance Variable Products Series Fund, Inc.: One investment division invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.
   - MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust.
   - AIM Variable Insurance Funds, Inc.: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of Separate Account A:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% annually is deducted daily from the net asset value of Separate Account A. This charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Separate Account A.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Contract owners may make up to six transfers among the Separate Account A divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

4. The net assets attributable to Merrill Lynch Life in Separate Account A represent an investment in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks. Excess amounts retained in Separate Account A may be transferred by Merrill Lynch Life to the general account.

5. Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special
   Value Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, (i) the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified; (ii) the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund; and (iii) the Intermediate Government Bond Fund was renamed the Government Bond Fund, and the Fund's investment objective was modified.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                      Total
                                                                    Separate                  Total                   Total
                                                                     Account                Contracts              Investment
                                                            ======================= ======================= =======================
Investment Income:
 Reinvested Dividends                                       $          290,197,843  $          290,177,491  $               20,352
 Mortality and Expense Charges                                         (68,664,481)            (68,664,481)                      0
                                                            ----------------------- ----------------------- -----------------------
  Net Investment Income                                                221,533,362             221,513,010                  20,352
                                                            ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains                                                     87,299,391              86,293,490               1,005,901
 Net Realized Gains (Losses)                                           211,226,102             211,394,592                (168,490)
                                                            ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains                                    298,525,493             297,688,082                 837,411
                                                            ----------------------- ----------------------- -----------------------
Increase in Net Assets
 Resulting from Operations                                             520,058,855             519,201,092                 857,763
                                                            ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                            1,036,438,880           1,036,438,880                       0
 Transfer of Contract Owner Withdrawals                               (264,290,075)           (264,290,075)                      0
 Transfers Out - Net                                                   (34,499,626)            (34,499,626)                      0
 Transfer of Contract Maintenance Charges                               (1,494,689)             (1,494,689)                      0
 Transfers To General Account - Net                                    (11,026,253)                      0             (11,026,253)
                                                            ----------------------- ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                              725,128,237              736,154,490             (11,026,253)
                                                            ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                    1,245,187,092           1,255,355,582             (10,168,490)
Net Assets Beginning Balance                                         4,359,594,588           4,349,426,098              10,168,490
                                                            ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                                   $        5,604,781,680  $        5,604,781,680  $                    0
                                                            ======================= ======================= =======================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                      Total
                                                                    Separate                  Total                   Total
                                                                     Account                Contracts              Investment
                                                            ======================= ======================= =======================
Investment Income:
 Reinvested Dividends                                       $          305,335,555  $          304,928,917  $              406,638
 Mortality and Expense Charges                                         (54,400,771)            (54,400,771)                      0
                                                            ----------------------- ----------------------- -----------------------
  Net Investment Income                                                250,934,784             250,528,146                 406,638
                                                            ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains:
 Net Realized Gains                                                     20,682,599              20,576,844                 105,755
 Net Unrealized Gains                                                  101,585,937             101,253,144                 332,793
                                                            ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains                                    122,268,536             121,829,988                 438,548
                                                            ----------------------- ----------------------- -----------------------
Increase in Net Assets
 Resulting from Operations                                             373,203,320             372,358,134                 845,186
                                                            ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              507,916,019             507,916,019                       0
 Transfer of Contract Owner Withdrawals                               (207,895,518)           (207,895,518)                      0
 Transfers Out - Net                                                   (25,471,251)            (25,471,251)                      0
 Transfer of Contract Maintenance Charges                               (1,481,625)             (1,481,625)                      0
 Transfers From General Account - Net                                      827,514                       0                 827,514
                                                            ----------------------- ----------------------- -----------------------
  Increase in Net Assets
   Resulting from Principal Transactions                               273,895,139             273,067,625                 827,514
                                                            ----------------------- ----------------------- -----------------------

Increase in Net Assets                                                 647,098,459             645,425,759               1,672,700
Net Assets Beginning Balance                                         3,712,496,129           3,704,000,339               8,495,790
                                                            ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                                   $        4,359,594,588  $        4,349,426,098  $           10,168,490
                                                            ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $              290,177,491  $               14,542,862  $               30,327,250
 Mortality and Expense Charges                                  (68,664,481)                 (3,847,441)                 (6,195,296)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                  221,513,010                  10,695,421                  24,131,954
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                     86,293,490                           0                  (4,716,434)
 Net Unrealized Gains (Losses)                                  211,394,592                           0                  11,641,219
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                    297,688,082                           0                   6,924,785
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                      519,201,092                  10,695,421                  31,056,739
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                     1,036,438,880                 933,644,733                   3,761,832
 Transfer of Contract Owner Withdrawals                        (264,290,075)                (29,212,336)                (27,209,883)
 Transfers In (Out) - Net                                       (34,499,626)               (873,970,780)                (14,198,500)
 Transfer of Contract Maintenance Charges                        (1,494,689)                    (53,790)                   (129,049)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        736,154,490                  30,407,827                 (37,775,600)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                             1,255,355,582                  41,103,248                  (6,718,861)
Net Assets Beginning Balance                                  4,349,426,098                 254,057,462                 468,949,671
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $            5,604,781,680  $              295,160,710  $              462,230,810
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                                                     24,720,327.5                32,188,775.1
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1997                                 $                    11.94  $                    14.36
                                                                             =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             High                                                   Special
                                                            Current                     Quality                      Value
                                                            Income                      Equity                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               40,374,819  $               36,765,087  $               20,905,658
 Mortality and Expense Charges                                   (5,968,459)                 (9,739,085)                 (5,480,346)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   34,406,360                  27,026,002                  15,425,312
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                       (249,044)                 21,824,903                  19,244,460
 Net Unrealized Gains (Losses)                                    5,341,214                  91,851,168                   4,677,975
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      5,092,170                 113,676,071                  23,922,435
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       39,498,530                 140,702,073                  39,347,747
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        11,744,090                   9,977,901                   5,357,994
 Transfer of Contract Owner Withdrawals                         (24,818,883)                (33,114,921)                (19,308,829)
 Transfers In (Out) - Net                                        98,457,214                 (45,836,773)                 (4,985,253)
 Transfer of Contract Maintenance Charges                          (130,439)                   (232,974)                   (133,369)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         85,251,982                 (69,206,767)                (19,069,457)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               124,750,512                  71,495,306                  20,278,290
Net Assets Beginning Balance                                    380,806,899                 686,967,914                 399,487,045
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              505,557,411  $              758,463,220  $              419,765,335
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                         29,861,630.9                38,815,927.3                25,060,617.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.93  $                    19.54  $                    16.75
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                        Natural                     Global
                                                           American                    Resources                   Strategy
                                                           Balanced                      Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               21,360,451  $                2,948,280  $               40,369,873
 Mortality and Expense Charges                                   (2,385,023)                   (457,908)                (10,835,736)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   18,975,428                   2,490,372                  29,534,137
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      3,780,214                   1,566,646                  12,747,513
 Net Unrealized Gains (Losses)                                    2,712,595                  (7,915,418)                 36,155,838
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      6,492,809                  (6,348,772)                 48,903,351
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       25,468,237                  (3,858,400)                 78,437,488
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               321                           0                  12,652,689
 Transfer of Contract Owner Withdrawals                         (10,401,320)                 (1,985,165)                (43,524,129)
 Transfers In (Out) - Net                                       (29,617,130)                (11,234,544)                (48,413,248)
 Transfer of Contract Maintenance Charges                           (64,708)                    (11,184)                   (295,869)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (40,082,837)                (13,230,893)                (79,580,557)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               (14,614,600)                (17,089,293)                 (1,143,069)
Net Assets Beginning Balance                                    187,442,952                  41,783,931                 777,594,737
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              172,828,352  $               24,694,638  $              776,451,668
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                         10,336,623.9                 2,034,154.7                48,987,486.9
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.72  $                    12.14  $                    15.85
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                   International                  Global
                                                            Utility                     Equity                       Bond
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                4,179,108  $                8,520,635  $                4,914,811
 Mortality and Expense Charges                                   (1,654,299)                 (4,978,793)                 (1,002,848)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,524,809                   3,541,842                   3,911,963
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      8,056,044                   1,669,626                  (2,555,412)
 Net Unrealized Gains (Losses)                                   15,923,529                 (32,014,455)                 (1,487,176)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     23,979,573                 (30,344,829)                 (4,042,588)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       26,504,382                 (26,802,987)                   (130,625)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             8,133                   4,885,367                     838,190
 Transfer of Contract Owner Withdrawals                          (7,452,535)                (17,978,233)                 (4,883,209)
 Transfers In (Out) - Net                                       (26,938,317)                102,717,003                 (13,954,908)
 Transfer of Contract Maintenance Charges                           (41,996)                   (113,230)                    (22,653)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (34,424,715)                 89,510,907                 (18,022,580)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                (7,920,333)                 62,707,920                 (18,153,205)
Net Assets Beginning Balance                                    131,272,348                 314,717,735                  87,676,684
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              123,352,015  $              377,425,655  $               69,523,479
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          7,581,562.1                33,698,719.2                 5,666,135.2
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.27  $                    11.20  $                    12.27
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             Basic                                                Developing
                                                             Value                    Government                Capital Markets
                                                             Focus                       Bond                        Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               49,988,204  $                8,335,134  $                1,488,739
 Mortality and Expense Charges                                   (6,545,003)                 (1,725,650)                 (1,483,500)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   43,443,201                   6,609,484                       5,239
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                     16,585,545                     106,665                     146,033
 Net Unrealized Gains (Losses)                                   20,005,200                   3,709,134                 (12,453,540)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     36,590,745                   3,815,799                 (12,307,507)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       80,033,946                  10,425,283                 (12,302,268)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        12,493,113                     818,167                   2,271,822
 Transfer of Contract Owner Withdrawals                         (22,299,460)                 (5,804,954)                 (3,904,289)
 Transfers In (Out) - Net                                         9,919,139                  78,350,161                  54,002,609
 Transfer of Contract Maintenance Charges                          (142,677)                    (23,186)                    (31,308)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            (29,885)                 73,340,188                  52,338,834
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                80,004,061                  83,765,471                  40,036,566
Net Assets Beginning Balance                                    454,195,329                  83,139,180                  79,527,445
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              534,199,390  $              166,904,651  $              119,564,011
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                         27,721,815.8                13,405,996.1                12,981,977.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    19.27  $                    12.45  $                     9.21
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                                                      MFS
                                                             Index                      Premier                    Emerging
                                                             500                        Growth                      Growth
                                                             Fund                      Portfolio                    Series
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                    1,003  $                  138,947  $                    1,219
 Mortality and Expense Charges                                   (1,609,747)                 (1,671,447)                   (534,089)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   (1,608,744)                 (1,532,500)                   (532,870)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      4,106,058                   1,723,613                     (30,146)
 Net Unrealized Gains (Losses)                                   23,388,329                  23,660,431                   6,765,039
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     27,494,387                  25,384,044                   6,734,893
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       25,885,643                  23,851,544                   6,202,023
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         3,957,378                   9,250,515                   5,768,632
 Transfer of Contract Owner Withdrawals                          (4,367,198)                 (2,829,661)                   (782,634)
 Transfers In (Out) - Net                                       152,765,923                 202,844,111                  63,330,519
 Transfer of Contract Maintenance Charges                           (18,431)                    (17,670)                     (5,085)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        152,337,672                 209,247,295                  68,311,432
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               178,223,315                 233,098,839                  74,513,455
Net Assets Beginning Balance                                        334,490                     145,625                     235,243
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              178,557,805  $              233,244,464  $               74,748,698
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                         13,455,750.2                17,656,658.9                 6,318,571.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    13.27  $                    13.21  $                    11.83
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                                                   AIM V.I.
                                                              MFS                      AIM V.I.                     Capital
                                                           Research                      Value                   Appreciation
                                                            Series                       Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                    1,829  $                3,680,533  $                1,333,049
 Mortality and Expense Charges                                     (949,113)                   (716,909)                   (883,789)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                     (947,284)                  2,963,624                     449,260
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      3,235,812                      20,750                    (969,356)
 Net Unrealized Gains (Losses)                                   10,138,223                   4,932,625                   4,362,662
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     13,374,035                   4,953,375                   3,393,306
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       12,426,751                   7,916,999                   3,842,566
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         6,271,152                   7,848,715                   4,888,136
 Transfer of Contract Owner Withdrawals                          (1,528,053)                   (993,891)                 (1,890,492)
 Transfers In (Out) - Net                                        90,820,896                  87,455,713                  93,986,539
 Transfer of Contract Maintenance Charges                           (10,875)                     (6,070)                    (10,126)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         95,553,120                  94,304,467                  96,974,057
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               107,979,871                 102,221,466                 100,816,623
Net Assets Beginning Balance                                        252,962                     306,045                     532,401
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              108,232,833  $              102,527,511  $              101,349,024
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          9,049,568.0                 8,189,098.3                 9,024,846.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    11.96  $                    12.52  $                    11.23
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $              304,928,917  $               12,769,857  $               28,083,697
 Mortality and Expense Charges                                  (54,400,771)                 (3,463,704)                 (5,804,156)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                  250,528,146                   9,306,153                  22,279,541
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                     20,576,844                           0                     197,812
 Net Unrealized Gains (Losses)                                  101,253,144                           0                 (17,404,424)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                    121,829,988                           0                 (17,206,612)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                      372,358,134                   9,306,153                   5,072,929
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                       507,916,019                 431,768,672                   4,701,553
 Transfer of Contract Owner Withdrawals                        (207,895,518)                (23,361,863)                (24,893,231)
 Transfers In (Out) - Net                                       (25,471,251)               (447,973,179)                 64,861,016
 Transfer of Contract Maintenance Charges                        (1,481,625)                    (60,674)                   (142,790)
 Transfer of Merged Funds (Note 5)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        273,067,625                 (39,627,044)                 44,526,548
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               645,425,759                 (30,320,891)                 49,599,477
Net Assets Beginning Balance                                  3,704,000,339                 284,378,353                 419,350,194
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $            4,349,426,098  $              254,057,462  $              468,949,671
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                                                     22,091,953.2                34,996,244.1
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1996                                 $                    11.50  $                    13.40
                                                                             =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             High                                                   Special
                                                            Current                     Quality                      Value
                                                            Income                      Equity                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               33,137,129  $               84,157,165  $               40,488,061
 Mortality and Expense Charges                                   (4,816,499)                 (8,254,005)                 (4,842,675)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   28,320,630                  75,903,160                  35,645,386
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                       (431,269)                  2,287,500                   2,353,856
 Net Unrealized Gains (Losses)                                    5,310,002                  15,233,629                 (15,848,534)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      4,878,733                  17,521,129                 (13,494,678)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       33,199,363                  93,424,289                  22,150,708
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         8,705,380                  11,097,642                   9,887,726
 Transfer of Contract Owner Withdrawals                         (19,067,263)                (28,796,257)                (15,308,291)
 Transfers In (Out) - Net                                        33,144,580                  62,791,585                  81,391,997
 Transfer of Contract Maintenance Charges                          (126,439)                   (234,486)                   (130,664)
 Transfer of Merged Funds (Note 5)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         22,656,258                  44,858,484                  75,840,768
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                55,855,621                 138,282,773                  97,991,476
Net Assets Beginning Balance                                    324,951,278                 548,685,141                 301,495,569
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              380,806,899  $              686,967,914  $              399,487,045
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                         24,631,752.8                42,908,676.7                26,282,042.4
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    15.46  $                    16.01  $                    15.20
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                                                    Natural
                                                           Flexible                    American                    Resources
                                                           Strategy                    Balanced                      Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               44,477,092  $                7,239,257  $                1,337,540
 Mortality and Expense Charges                                   (3,292,483)                 (2,575,354)                   (567,041)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   41,184,609                   4,663,903                     770,499
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      2,525,056                   3,436,706                     788,059
 Net Unrealized Gains (Losses)                                  (13,916,660)                  6,783,279                   3,040,336
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                    (11,391,604)                 10,219,985                   3,828,395
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       29,793,005                  14,883,888                   4,598,894
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         3,517,990                   2,796,890                   1,025,133
 Transfer of Contract Owner Withdrawals                         (12,485,629)                (10,664,004)                 (2,332,333)
 Transfers In (Out) - Net                                       (13,999,757)                 (6,521,763)                   (888,528)
 Transfer of Contract Maintenance Charges                          (106,757)                    (76,755)                    (13,837)
 Transfer of Merged Funds (Note 5)                             (263,621,085)                          0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                       (286,695,238)                (14,465,632)                 (2,209,565)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                              (256,902,233)                    418,256                   2,389,329
Net Assets Beginning Balance                                    256,902,233                 187,024,696                  39,394,602
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                        0  $              187,442,952  $               41,783,931
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                                  0.0                12,953,901.3                 2,971,830.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                     0.00  $                    14.47  $                    14.06
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                      Global                   International
                                                           Strategy                     Utility                     Equity
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               11,889,024  $                6,283,801  $                3,404,013
 Mortality and Expense Charges                                   (7,207,973)                 (1,849,080)                 (3,910,354)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    4,681,051                   4,434,721                    (506,341)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      6,709,117                   2,552,957                     524,063
 Net Unrealized Gains (Losses)                                   46,086,216                   7,317,385                  13,362,729
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     52,795,333                   9,870,342                  13,886,792
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       57,476,384                  14,305,063                  13,380,451
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         9,160,911                   2,466,876                   6,673,370
 Transfer of Contract Owner Withdrawals                         (25,295,028)                 (7,622,746)                (13,085,931)
 Transfers In (Out) - Net                                       (32,338,973)                (16,909,768)                 62,137,992
 Transfer of Contract Maintenance Charges                          (233,094)                    (53,892)                   (114,701)
 Transfer of Merged Funds (Note 5)                              263,621,085                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        214,914,901                 (22,119,530)                 55,610,730
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               272,391,285                  (7,814,467)                 68,991,181
Net Assets Beginning Balance                                    505,203,452                 139,086,815                 245,726,554
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              777,594,737  $              131,272,348  $              314,717,735
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                         54,187,786.6                10,020,789.9                26,446,868.5
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    14.35  $                    13.10  $                    11.90
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                       Basic
                                                             Bond                        Value                   International
                                                             Focus                       Focus                       Bond
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                6,323,251  $               19,630,641  $                1,074,729
 Mortality and Expense Charges                                   (1,084,593)                 (4,888,588)                   (178,095)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    5,238,658                  14,742,053                     896,634
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                       (828,024)                    351,122                      23,818
 Net Unrealized Gains (Losses)                                      657,507                  47,906,465                    (504,487)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                       (170,517)                 48,257,587                    (480,669)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        5,068,141                  62,999,640                     415,965
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         1,221,287                   9,988,568                   1,052,700
 Transfer of Contract Owner Withdrawals                          (4,443,757)                (14,687,789)                   (600,784)
 Transfers In (Out) - Net                                        (3,466,879)                117,643,971                    (937,300)
 Transfer of Contract Maintenance Charges                           (25,783)                   (121,626)                     (4,065)
 Transfer of Merged Funds (Note 5)                               13,511,225                           0                 (13,511,225)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          6,796,093                 112,823,124                 (14,000,674)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                11,864,234                 175,822,764                 (13,584,709)
Net Assets Beginning Balance                                     75,812,450                 278,372,565                  13,584,709
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               87,676,684  $              454,195,329  $                        0
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                          7,186,613.4                28,054,066.0                         0.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    12.20  $                    16.19  $                     0.00
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                      Developing
                                                          Government                Capital Markets                  Index
                                                             Bond                        Focus                        500
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                3,488,502  $                1,139,526  $                        0
 Mortality and Expense Charges                                     (768,612)                   (896,744)                       (158)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,719,890                     242,782                        (158)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                         71,965                      14,106                           0
 Net Unrealized Gains (Losses)                                   (1,017,190)                  4,250,983                       2,732
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                       (945,225)                  4,265,089                       2,732
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,774,665                   4,507,871                       2,574
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         1,093,829                   2,705,741                           0
 Transfer of Contract Owner Withdrawals                          (2,101,440)                 (3,146,906)                          0
 Transfers In (Out) - Net                                        43,351,696                  30,485,503                     331,916
 Transfer of Contract Maintenance Charges                           (12,404)                    (23,658)                          0
 Transfer of Merged Funds (Note 5)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         42,331,681                  30,020,680                     331,916
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                44,106,346                  34,528,551                     334,490
Net Assets Beginning Balance                                     39,032,834                  44,998,894                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               83,139,180  $               79,527,445  $                  334,490
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                          7,173,354.6                 7,960,705.2                    33,052.4
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    11.59  $                     9.99  $                    10.12
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                          MFS
                                                            Premier                    Emerging                       MFS
                                                            Growth                      Growth                     Research
                                                           Portfolio                    Series                      Series
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                        0  $                    1,984  $                    3,648
 Mortality and Expense Charges                                          (69)                       (105)                       (112)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                          (69)                      1,879                       3,536
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                              0                           0                           0
 Net Unrealized Gains (Losses)                                         (357)                     (5,725)                     (3,190)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                           (357)                     (5,725)                     (3,190)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                             (426)                     (3,846)                        346
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             6,876                      25,125                       9,875
 Transfer of Contract Owner Withdrawals                                   0                           0                           0
 Transfers In (Out) - Net                                           139,175                     213,964                     242,741
 Transfer of Contract Maintenance Charges                                 0                           0                           0
 Transfer of Merged Funds (Note 5)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            146,051                     239,089                     252,616
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                   145,625                     235,243                     252,962
Net Assets Beginning Balance                                              0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                  145,625  $                  235,243  $                  252,962
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                             14,562.5                    23,931.1                    25,095.4
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    10.00  $                     9.83  $                    10.08
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                  Divisions Investing In
                                                 =======================================================
                                                                                       AIM V.I.
                                                           AIM V.I.                     Capital
                                                             Value                   Appreciation
                                                             Fund                        Fund
                                                 =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                        0  $                        0
 Mortality and Expense Charges                                         (132)                       (239)
                                                 --------------------------- ---------------------------
  Net Investment Income (Loss)                                         (132)                       (239)
                                                 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                              0                           0
 Net Unrealized Gains (Losses)                                        4,224                      (1,776)
                                                 --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                          4,224                      (1,776)
                                                 --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            4,092                      (2,015)
                                                 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             3,000                       6,875
 Transfer of Contract Owner Withdrawals                                   0                      (2,266)
 Transfers In (Out) - Net                                           298,953                     529,807
 Transfer of Contract Maintenance Charges                                 0                           0
 Transfer of Merged Funds (Note 5)                                        0                           0
                                                 --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            301,953                     534,416
                                                 --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                   306,045                     532,401
Net Assets Beginning Balance                                              0                           0
                                                 --------------------------- ---------------------------
Net Assets Ending Balance                        $                  306,045  $                  532,401
                                                 =========================== ===========================

Units Outstanding at December 31, 1996                             29,828.9                    53,080.9
                                                 =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    10.26  $                    10.03
                                                 =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                  Division Investing In
                                                 =======================================================

                                                                                         Index
                                                            Total                        500
                                                          Investment                     Fund
                                                 =========================== ===========================
Investment Income:
 Reinvested Dividends                            $                   20,352  $                   20,352
                                                 --------------------------- ---------------------------
  Net Investment Income                                              20,352                      20,352
                                                 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
Net Realized Gains                                                1,005,901                   1,005,901
Net Unrealized Losses                                              (168,490)                   (168,490)
                                                 --------------------------- ---------------------------
  Net Realized and Unrealized Gains                                 837,411                     837,411
                                                 --------------------------- ---------------------------

Increase in Net Assets
 Resulting from Operations                                          857,763                     857,763
                                                 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfers To General Account                                   (11,026,253)                (11,026,253)
                                                 --------------------------- ---------------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                        (11,026,253)                (11,026,253)
                                                 --------------------------- ---------------------------
Decrease in Net Assets                                          (10,168,490)                (10,168,490)
Net Assets Beginning Balance                                     10,168,490                  10,168,490
                                                 --------------------------- ---------------------------
Net Assets Ending Balance                        $                        0  $                        0
                                                 =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                        Global
                                                                                         Bond                    International
                                                            Total                        Focus                       Bond
                                                          Investment                     Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income:
 Reinvested Dividends                            $                  406,638  $                        0  $                  285,799
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income                                             406,638                           0                     285,799
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
Net Realized Gains                                                  105,755                       2,155                      60,210
Net Unrealized Gains (Losses)                                       332,793                           0                    (181,045)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        438,548                       2,155                    (120,835)
                                                 --------------------------- --------------------------- ---------------------------

Increase in Net Assets
 Resulting from Operations                                          845,186                       2,155                     164,964
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfers (to) from General Account - Net                          827,514                      (2,155)                 (3,847,581)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            827,514                      (2,155)                 (3,847,581)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 1,672,700                           0                  (3,682,617)
Net Assets Beginning Balance                                      8,495,790                           0                   3,682,617
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Beginning Balance                     $               10,168,490  $                        0  $                        0
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                  Divisions Investing In
                                                 =======================================================
                                                          Developing
                                                            Capital                      Index
                                                            Markets                      500
                                                          Focus Fund                     Fund
                                                 =========================== ===========================
Investment Income:
 Reinvested Dividends                            $                  120,839  $                        0
                                                 --------------------------- ---------------------------
  Net Investment Income                                             120,839                           0
                                                 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
Net Realized Gains                                                   43,390                           0
Net Unrealized Gains (Losses)                                       345,348                     168,490
                                                 --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        388,738                     168,490
                                                 --------------------------- ---------------------------

Increase in Net Assets
 Resulting from Operations                                          509,577                     168,490
                                                 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfers (to) from General Account - Net                       (5,322,750)                 10,000,000
                                                 --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (5,322,750)                 10,000,000
                                                 --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                (4,813,173)                 10,168,490
Net Assets Beginning Balance                                      4,813,173                           0
                                                 --------------------------- ---------------------------
Net Assets Beginning Balance                     $                        0  $               10,168,490
                                                 =========================== ===========================


INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Annuity Separate Account B (the "Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.





January 23, 1998

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
================================================================================

                                                                                                                      Market
                                                                       Cost                   Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Reserve Assets Fund                                          $           11,309,357              11,309,357  $           11,309,357







                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $           11,309,357                                      11,309,357
                                                             =======================                         -----------------------









LIABILITIES:
Due to Merrill Lynch Life Insurance Company                                                                                   2,557
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                             2,557
                                                                                                             -----------------------
NET ASSETS                                                                                                   $           11,306,800
                                                                                                             =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
================================================================================

                                                                                               1997                    1996
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $              533,221  $              530,920
 Mortality and Expense Charges (Note 3)                                                             (68,596)                (69,404)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                             464,625                 461,516
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                          464,625                 461,516
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                         1,478,356               1,559,526
 Transfer of Contract Owner Withdrawals                                                         (35,909,137)            (28,394,316)
 Transfers In - Net                                                                              34,778,242              25,559,441
 Transfer of Contract Maintenance Charges (Note 3)                                                   (2,868)                 (3,394)
                                                                                     ----------------------- -----------------------
 Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                                                            344,593              (1,278,743)
                                                                                     ----------------------- -----------------------

Increase (Decrease) in Net Assets                                                                   809,218                (817,227)
Net Assets Beginning Balance                                                                     10,497,582              11,314,809
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $           11,306,800  $           10,497,582
                                                                                    ======================= =======================

                                                                                                  Division Investing In
                                                                                     ===============================================
                                                                                              Reserve                 Reserve
                                                                                              Assets                  Assets
                                                                                               Fund                    Fund
                                                                                               1997                    1996
                                                                                     ======================= =======================
Units Outstanding at December 31,                                                                 917,759.7               890,380.2
                                                                                     ======================= =======================

Accumulation Unit Value at December 31,                                              $                12.32  $                11.79
                                                                                     ======================= =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Merrill Lynch Life Variable Annuity Separate Account B ("Separate Account B"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support the operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940 and consists of one investment division. The investment division invests in the securities of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc.

   The assets of Separate Account B are registered in the name of Merrill Lynch Life. Separate Account B's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The  net  assets may not be less than the amount required
   under  Arkansas State Insurance Law to provide for  death
   benefits   (without regard to the minimum  death  benefit
   guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of Separate Account B:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   The operations of Separate Account B are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of .65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.







INDEPENDENT AUDITORS' REPORT


The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1997 and 1996, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



February 23, 1998

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)


                                                                          1997                  1996
                                                                    --------------        --------------
ASSETS
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1997 - $2,927,562; 1996 - $3,232,643)            $  3,008,608          $  3,301,588
 Equity securities, at estimated fair value
   (cost: 1997 - $72,599; 1996 - $32,988)                                  73,612                35,977
 Trading account securities, at estimated fair value                       15,625                     -
 Mortgage loans                                                                 -                70,503
 Real estate held-for-sale                                                 31,805                28,851
 Policy loans on insurance contracts                                    1,118,139             1,092,071
                                                                    --------------        --------------
  Total Investments                                                     4,247,789             4,528,990
                                                                    --------------        --------------

CASH AND CASH EQUIVALENTS                                                  86,388                94,991
ACCRUED INVESTMENT INCOME                                                  78,224                86,186
DEFERRED POLICY ACQUISITION COSTS                                         365,105               366,461
REINSURANCE RECEIVABLES                                                     1,617                 2,642
AFFILIATED RECEIVABLES - NET                                                  166                     -
RECEIVABLES FROM SECURITIES SOLD                                           75,820                     -
OTHER ASSETS                                                               49,353                42,861
SEPARATE ACCOUNTS ASSETS                                                9,149,119             7,615,362
                                                                    --------------        --------------
TOTAL ASSETS                                                         $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============



See notes to financial statements.






                                                                          1997                 1996
                                                                    --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $  4,188,110          $  4,480,048
   Claims and claims settlement expenses                                   50,574                39,666
                                                                    --------------        --------------
          Total policy liabilities and accruals                         4,238,684             4,519,714

 OTHER POLICYHOLDER FUNDS                                                  27,160                19,420
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   15,374                18,773
 FEDERAL INCOME TAXES - DEFERRED                                            1,183                 6,714
 FEDERAL INCOME TAXES - CURRENT                                            24,438                20,968
 AFFILIATED PAYABLES - NET                                                      -                 6,164
 PAYABLES FOR SECURITIES PURCHASED                                         95,135                13,483
 OTHER LIABILITIES                                                         54,434                37,243
 SEPARATE ACCOUNTS LIABILITIES                                          9,149,119             7,605,194
                                                                    --------------        --------------
          Total Liabilities                                            13,605,527            12,247,673
                                                                    --------------        --------------

STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                       2,000                 2,000
 Additional paid-in capital                                               347,324               402,937
 Retained earnings                                                         80,735                79,387
 Accumulated other comprehensive income                                    17,995                 5,496
                                                                    --------------        --------------
          Total Stockholder's Equity                                      448,054               489,820
                                                                    --------------        --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                          1997                 1996                  1995
                                                                    --------------        --------------        --------------
REVENUES:
 Investment revenue:
   Net investment income                                             $    308,702          $    336,661          $    376,166
   Net realized investment gains                                           13,289                 8,862                 4,525
 Policy charge revenue                                                    178,933               158,829               141,722
                                                                    --------------        --------------        --------------
        Total Revenues                                                    500,924               504,352               522,413
                                                                    --------------        --------------        --------------

BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                     209,542               235,255               261,760
 Market value adjustment expense                                            4,079                 6,071                 5,805
 Policy benefits (net of reinsurance recoveries: 1997 - $10,439;
    1996 - $8,317; 1995 - $6,482)                                          27,029                21,052                19,374
 Reinsurance premium ceded                                                 17,879                15,582                13,896
 Amortization of deferred policy acquisition costs                         72,111                62,036                58,669
 Insurance expenses and taxes                                              49,105                47,077                44,124
                                                                     -------------        --------------        --------------
        Total Benefits and Expenses                                       379,745               387,073               403,628
                                                                     -------------        --------------        --------------
               Earnings Before Federal Income Tax Provision               121,179               117,279               118,785
                                                                     -------------        --------------        --------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                   52,705                22,814                38,335
 Deferred                                                                 (12,261)               15,078                 3,968
                                                                    --------------        --------------        --------------
        Total Federal Income Tax Provision                                 40,444                37,892                42,303
                                                                    --------------        --------------        --------------

NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    --------------        --------------        --------------

OTHER COMPREHENSIVE INCOME, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period         22,347               (79,749)              310,981
   Reclassification adjustment for gains included in net earnings         (12,390)               (8,622)               (4,351)
                                                                    --------------        --------------        --------------

   Net unrealized gains (losses) on investment securities                   9,957               (88,371)              306,630

   Adjustments for:
     Policyholder liabilities                                              10,094                58,415              (123,856)
     Deferred policy acquisition costs                                       (822)               12,411               (89,261)

 Income tax (expense) benefit related to items of
   other comprehensive income                                              (6,730)                6,141               (32,729)
                                                                    --------------        --------------        --------------

 Other comprehensive income, net of tax                                    12,499               (11,404)               60,784
                                                                    --------------        --------------        --------------

COMPREHENSIVE INCOME                                                 $     93,234          $     67,983          $    137,266
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)

                                                                                                     Accumulated
                                                                 Additional                             Other             Total
                                                 Common           paid-in           Retained        Comprehensive     stockholder's
                                                 stock            capital           earnings           Income             equity
                                             -------------     -------------     -------------     -------------      -------------
BALANCE, JANUARY 1, 1995                      $     2,000       $   535,450       $    66,005       $   (43,884)       $   559,571

 Dividend to Parent                                                 (33,995)          (66,005)                            (100,000)
 Net earnings                                                                          76,482                               76,482
 Other comprehensive income, net of tax                                                                  60,784             60,784
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1995                          2,000           501,455            76,482            16,900            596,837

 Dividend to Parent                                                 (98,518)          (76,482)                            (175,000)
 Net earnings                                                                          79,387                               79,387
 Other comprehensive income, net of tax                                                                 (11,404)           (11,404)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1996                          2,000           402,937            79,387             5,496            489,820

 Dividend to Parent                                                 (55,613)          (79,387)                            (135,000)
 Net earnings                                                                          80,735                               80,735
 Other comprehensive income, net of tax                                                                  12,499             12,499
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1997                    $     2,000       $   347,324       $    80,735       $    17,995        $   448,054
                                             =============     =============     =============     =============      =============



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
OPERATING ACTIVITIES:
 Net earnings                                                        $     80,735          $     79,387          $     76,482
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
    Amortization of deferred policy acquisition costs                      72,111                62,036                58,669
    Capitalization of policy acquisition costs                            (71,577)              (43,668)              (54,014)
    Amortization, (accretion) and depreciation of investments              (4,672)               (4,836)               (6,763)
    Net realized investment gains                                         (13,289)               (8,862)               (4,525)
    Interest credited to policyholders' account balances                  209,542               235,255               261,760
    Provision (benefit) for deferred Federal income tax                   (12,261)               15,078                 3,968
    Changes in operating assets and liabilities:
      Accrued investment income                                             7,962                 5,756                 3,191
      Claims and claims settlement expenses                                10,908                 9,854                 3,635
      Federal income taxes - current                                        3,470                13,935                 4,759
      Other policyholder funds                                              7,740                 5,813                (7,614)
      Liability for guaranty fund assessments                              (3,399)               (2,371)               (3,630)
      Affiliated payables                                                  (6,330)                3,735                 5,542
    Policy loans on insurance contracts                                   (26,068)              (52,804)              (54,054)
    Trading account securities                                            (14,928)                    -                     -
    Other, net                                                             11,721                (2,393)              (12,280)
                                                                    --------------        --------------        --------------
            Net cash and cash equivalents provided
                by operating activities                                   251,665               315,915                275,126
                                                                    --------------        --------------        ---------------

INVESTING ACTIVITIES:
   Sales of available-for-sale securities                                 846,041               847,091                620,853
   Maturities of available-for-sale securities                            595,745               536,449                570,923
   Purchases of available-for-sale securities                          (1,156,222)             (956,840)              (816,564)
   Mortgage loans principal payments received                              68,864                22,789                 30,767
   Purchases of mortgage loans                                             (5,375)                    -                 (3,608)
   Sales of real estate held-for-sale                                       6,060                 5,407                  9,710
   Improvements to real estate held-for-sale                                    -                     -                   (683)
   Recapture of investment in Separate Accounts                            11,026                 8,829                  6,559
   Investment in Separate Accounts                                            (21)              (10,063)                  (377)
                                                                    --------------        --------------        ---------------
            Net cash and cash equivalents provided
                by investing activities                                   366,118               453,662                417,580
                                                                    --------------        --------------        ---------------





See notes to financial statements.                                 (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Concluded) (Dollars In Thousands)

                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $   (135,000)         $   (175,000)         $   (100,000)
   Policyholders' account balances:
       Deposits                                                         1,101,934               542,062               567,430
       Withdrawals (including transfers to/from Separate Accounts)     (1,593,320)           (1,090,572)           (1,250,299)
                                                                    --------------        --------------        --------------
           Net cash and cash equivalents used
               by financing activities                                   (626,386)             (723,510)             (782,869)
                                                                    --------------        --------------        --------------

  NET INCREASE (DECREASE) IN CASH AND
    CASH EQUIVALENTS                                                       (8,603)               46,067               (90,163)

CASH AND CASH EQUIVALENTS
  Beginning of year                                                        94,991                48,924               139,087
                                                                    --------------         -------------         -------------
  End of year                                                        $     86,388           $    94,991           $    48,924
                                                                    ==============         =============         =============

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
     Federal Federal iincome taxes                                   $     49,235          $      8,880          $     33,576
     Interest                                                                 842                   988                 1,310



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance
Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
 (Dollars in Thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Reporting: Merrill Lynch Life Insurance Company (the
"Company") is a wholly-owned subsidiary of Merrill Lynch
Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("Merrill Lynch & Co.").

The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are variable life insurance, variable annuities, market value adjusted annuities, and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products           4.00% -  5.70%
 Interest-sensitive deferred annuities      3.55% -  8.77%
 Immediate annuities                        3.00% - 10.00%

These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for those claims which are unreported as of the valuation date.

Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $635 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 1997, the Company had life insurance inforce that was ceded to other life insurance companies of $2,879,306.

The Company entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. At December 31, 1997, the Company's quota share of variable annuity premiums related to this agreement was $35 million.

Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                         1997            1996            1995
                     ------------   ------------    ------------

Beginning balance     $  112,249     $  124,833      $  133,388
Capitalized  amounts       5,077          5,077          13,708
Interest accrued           9,653         10,669          11,620
Amortization             (24,727)       (28,330)        (33,883)
                     ------------   ------------    ------------
Ending balance        $  102,252     $  112,249      $  124,833
                     ============   ============    ============

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                   1998      11,030
                   1999       9,927
                   2000       8,935
                   2001       8,041
                   2002       7,237

Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

During the first quarter 1997, the Company terminated its interest rate swap contracts that were carried at estimated fair value and recorded as a component of fixed maturity securities. Interest income and realized and unrealized gains and losses were recorded on the same basis as fixed maturity securities available-for-sale.

As of December 31, 1997, the Company had no mortgage loans outstanding. Mortgage loans were stated at unpaid principal balances, net of valuation allowances. Such valuation allowances were based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considered, among other things, the estimated fair value of the underlying collateral.

The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

Real estate held-for-sale, is stated at estimated fair value less estimated selling costs.

Policy loans on insurance contracts are stated at unpaid principal balances.

Investments in limited partnerships are carried at cost.

Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

Statements of Comprehensive Income: During 1997, the Company adopted SFAS No. 130, "Reporting Comprehensive Income" ("SFAS
No. 130"). SFAS No. 130 defines comprehensive income as all non-owner changes in equity during a period. Comprehensive income is reported in the Statements of Comprehensive Income included in the financial statements for the years ended
December 31, 1997, 1996 and 1995.

Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                          1997                 1996
                                                                    --------------        --------------
  Assets:
   Fixed maturity securities:
    Securities (1)                                                   $  3,008,608          $  3,301,858
    Interest rate swaps (2)                                                     -                  (270)
                                                                    --------------         -------------
      Total fixed maturity securities                                   3,008,608             3,301,588
                                                                    --------------         -------------

   Equity securities (1)                                                   73,612                35,977
   Trading account securities (1)                                          15,625                     -
   Mortgage loans (3)                                                           -                70,503
   Policy loans on insurance contracts (4)                              1,118,139             1,092,071
   Cash and cash equivalents (5)                                           86,388                94,991
   Separate Accounts assets (6)                                         9,149,119             7,615,362
                                                                    --------------        --------------

Total financial instruments recorded as assets                       $ 13,451,491          $ 12,210,492
                                                                    ==============        ==============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value, having an amortized cost of $389,728 and $338,515, had an estimated fair value of $396,253 and $348,066, respectively.

 (2) Estimated fair values for the Company's interest rate swaps are based on a discounted cash flow model.

 (3) The estimated fair value of mortgage loans approximates the carrying value.

 (4) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (5) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (6) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                          1997
                                             -------------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                               Amortized         Unrealized       Unrealized           Fair
                                                 Cost              Gains            Losses             Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Common stocks                                    4,754                11                 -             4,765
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                             =============     =============     =============     =============


                                                                             1996
                                             -------------------------------------------------------------------
                                                  Cost /           Gross            Gross            Estimated
                                               Amortized        Unrealized        Unrealized           Fair
                                                  Cost             Gains            Losses            Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,652,225       $    67,590       $    11,765       $ 2,708,050
   Mortgage-backed securities                     503,997            12,447             1,948           514,496
   U.S. Government and agencies                    54,386             2,303               158            56,531
   Foreign governments                             18,111               182               140            18,153
   Municipals                                       3,924               434                 -             4,358
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 3,232,643       $    82,956       $    14,011       $ 3,301,588
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    30,554       $     2,983       $        85       $    33,452
   Common stocks                                    2,434                91                 -             2,525
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    32,988       $     3,074       $        85       $    35,977
                                             =============     =============     =============     =============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity were:

                                                                   Estimated
                                                  Amortized          Fair
                                                     Cost            Value
                                               -------------    --------------

  Fixed maturity securities:
   Due in one year or less                      $   224,663      $    225,887
   Due after one year through five years          1,343,383         1,380,248
   Due after five years through ten years           740,784           764,272
   Due after ten years                              279,717           287,090
                                               -------------    --------------
                                                  2,588,547         2,657,497
   Mortgage-backed securities                       339,015           351,111
                                               -------------    --------------

    Total fixed maturity securities             $ 2,927,562      $  3,008,608
                                               =============    ==============

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by rating agency equivalent were:

                                                                   Estimated
                                                  Amortized           Fair
                                                    Cost              Value
                                               -------------     -------------
 AAA                                            $   623,503       $   642,188
 AA                                                 169,805           172,454
 A                                                  926,398           950,610
 BBB                                              1,046,614         1,080,036
 Non-investment grade                               161,242           163,320
                                               -------------     -------------

   Total fixed maturity securities              $ 2,927,562       $ 3,008,608
                                               =============     =============

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to stockholder's equity. The following reconciles the net unrealized investment gain on investment securities classified as available- for-sale as of December 31:

                                                                          1997                 1996
                                                                    --------------        --------------
 Assets:
  Fixed maturity securities                                          $     81,046          $     68,945
  Equity securities                                                         1,013                 2,989
  Deferred policy acquisition costs                                        (5,452)               (4,630)
  Separate Accounts assets                                                      -                   168
                                                                    --------------        --------------
                                                                           76,607                67,472
                                                                    --------------        --------------

 Liabilities:
  Policyholders' account balances                                          48,923                59,017
  Federal income taxes - deferred                                           9,689                 2,959
                                                                    --------------        --------------
                                                                           58,612                61,976
                                                                    --------------        --------------
 Stockholder's equity:
Net unrealized investment gain on investment securities              $     17,995          $      5,496
                                                                    ==============        ==============

During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities earned as of December 31, 1997, and included in net realized investment gains are $520.

During the first quarter 1997, the Company terminated its interest rate swap contracts which it held for the purpose of minimizing exposure to fluctuations in interest rates related to specific investment securities held. The notional amount of such swaps outstanding at December 31 1996 was approximately $9,000. The swaps were transacted with investment grade counterparties. As of December 31, 1996, the Company's interest rate swap contracts were in a $270 unrealized loss position. During 1997, 1996 and 1995, there were no realized investment gains or losses recorded.

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
December 31 were:
                                        1997          1996         1995
                                     -----------  -----------  -----------
 Proceeds                             $ 846,041    $ 847,091    $ 620,853
 Gross realized investment gains         16,783       19,078       14,196
 Gross realized investment losses         7,193       10,749       10,813


The Company had investment securities with a carrying value of $26,508 and $27,726 that were deposited with insurance regulatory authorities at December 31, 1997 and 1996, respectively.

During 1997, the Company realized a $1,005 gain on the sale of its remaining investment in the Separate Accounts. At December 31, 1996, the Company had invested $10,168 in Separate Accounts,
including $168 of unrealized gains.   The investments in Separate
Accounts are for the purpose of providing original funding of certain mutual fund portfolios available as investment options to variable life and annuity policyholders.

At December 31, 1997, the Company held no mortgage loans on real estate. The carrying value and established valuation allowances of impaired mortgage loans on real estate as of December 31, 1996 were $44,239 and $17,652, respectively.

Additional information on impaired loans for the years ended
December 31 follows:

                                                1997         1996        1995
                                           -----------  -----------  -----------

 Average investment in impaired loans       $  30,945    $  79,668    $ 124,089
 Interest income recognized (cash-basis)        2,830        4,848        5,482

For the years ended December 31, 1997, 1996 and 1995, $7,891,
$28,555 and $1,300, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

Net investment income arose from the following sources for the years ended December 31:

                                                  1997          1996           1995
                                             ------------   ------------   ------------
 Fixed maturity securities                    $  236,325     $  266,916     $  305,648
 Equity securities                                 3,020          1,876          1,329
 Mortgage loans                                    4,627          9,764         12,250
 Real estate held-for-sale                         1,939            563            153
 Policy loans on insurance contracts              57,998          56,512         53,576
 Cash and cash equivalents                         9,570           6,710          8,463
 Other                                               709             899          1,753
                                             ------------    ------------   ------------

 Gross investment income                         314,188         343,240        383,172
 Less investment expenses                         (5,486)         (6,579)        (7,006)
                                             ------------    ------------   ------------

 Net investment income                        $  308,702      $  336,661     $  376,166
                                             ============    ============   ============

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                                   1997           1996           1995
                                              ------------   ------------   ------------
  Fixed maturity securities                    $    6,149     $    4,690     $    1,908
  Equity securities                                 3,441          3,639          1,475
  Trading account securities                          697              -              -
  Investment in Separate Accounts                   1,005            106           (369)
  Mortgage loans                                    6,252            599            334
  Real estate held-for-sale                        (4,252)          (171)         1,177
  Cash and cash equivalents                            (3)            (1)             -
                                              ------------   ------------   ------------

  Net realized investment gains                $   13,289     $    8,862     $    4,525
                                              ============   ============   ============

 The following is a reconciliation of the change in valuation allowances that have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans for the years ended December 31:

                 Balance at      Additions                     Balance at
                 Beginning      Charged to        Write -         End
                  of Year       Operations        Downs         of Year
                -----------    ------------    -----------    -----------

  Mortgage loans:
       1997      $  17,652      $        -      $  17,652      $       -
       1996         35,881               -         18,229         17,652
       1995         40,070               -          4,189         35,881


 The Company held no investments at December 31, 1997 which have been non-income producing for the preceding twelve months.

 The Company has committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1997, $4,744 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                      1997         1996         1995
                                                   ----------   ----------   ----------
  Provision for income taxes computed at Federal
    statutory rate                                  $ 42,413     $ 41,048     $ 41,575

  Increase (decrease) in income taxes resulting
   from:
    Dividend received deduction                       (1,969)      (3,135)        (532)
    Release of policyholders' surplus                      -            -        1,991
    Tax deductible interest                                -            -         (718)
    Other                                                  -          (21)         (13)
                                                   ----------   ----------   ----------
Federal income tax provision                        $ 40,444     $ 37,892     $ 42,303
                                                   ==========   ==========   ==========

 The Federal statutory rate for each of the three years in the period ended December 31, 1997 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           1997                 1996                1995
                                                                    --------------        --------------        --------------
  Deferred policy acquisition costs                                  $     (2,422)         $     (5,770)         $     (2,179)
  Policyholders' account balances                                         (16,099)               15,004                    66
  Liability for guaranty fund assessments                                   1,190                   760                   249
  Investment adjustments                                                    5,070                 5,122                 5,563
  Other                                                                         -                   (38)                  269
                                                                    --------------        --------------        --------------
  Deferred Federal income tax
   provision (benefit)                                               $    (12,261)         $     15,078          $      3,968
                                                                    ==============        ==============        ==============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                          1997                  1996
                                                                    --------------        --------------
  Deferred tax assets:
   Policyholders' account balances                                   $     95,182          $     79,083
   Investment adjustments                                                     601                 5,671
   Liability for guaranty fund assessments                                  5,381                 6,571
                                                                    --------------        --------------
      Total deferred tax assets                                           101,164                91,325
                                                                    --------------        --------------

  Deferred tax liabilities:
   Deferred policy acquisition costs                                       88,670                91,092
   Net unrealized investment gain on investment securities                  9,689                 2,959
   Other                                                                    3,988                 3,988
                                                                    --------------        --------------
      Total deferred tax liabilities                                      102,347                98,039
                                                                    --------------        --------------

      Net deferred tax liability                                     $      1,183          $      6,714
                                                                    ================      ==============



 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,028, $43,515 and $41,729 for the years ended December 31, 1997, 1996 and 1995, respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $842, $988 and $1,310 for 1997, 1996 and 1995, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,913, $2,279 and $2,635 for 1997, 1996 and 1995, respectively.

 MLAM and MLIG have entered into an agreement with respect to administrative services for the Merrill Lynch Series Fund, Inc. ("Series Fund") and Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds"). The Company invests in the various mutual fund portfolios of the Series Fund and the Variable Series Funds in connection with the variable life and annuities the Company has in-force. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM. The Company received from MLIG its allocable share of such compensation in the amount of $19,057, $16,514 and $13,293 during 1997, 1996 and
 1995, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $72,729, $42,639 and $43,984 for 1997, 1996 and 1995, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 During the first quarter 1997, the Company terminated its interest rate swap contracts which it entered into with Merrill Lynch Capital Services, Inc. ("MLCS") with a guarantee from Merrill Lynch & Co. At December 31, 1996, the notional amount of such interest rate swap contracts outstanding was $9,000. Net interest received from these interest rate swap contracts was $4, ($117), and $256 for 1997, 1996 and 1995, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 6.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1997, 1996, and 1995 the Company paid dividends of $135,000, $175,000, and $100,000, respectively, to MLIG. Of these stockholder's dividends, $110,030, $175,000 and $73,757, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner.

 At December 31, 1997 and 1996, approximately $24,304 and $24,970, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1997 and 1996, was $245,042 and $251,697,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1997, 1996 and 1995 was $81,963, $93,532 and $121,451, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1997 and 1996, based on the RBC formula, the Company's total adjusted capital level was 394% and 403%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE 7.   COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). During 1991, and to a lesser extent 1992, there were certain highly publicized life insurance insolvencies. The Company has utilized public information to estimate what future assessments it will incur as a result of these insolvencies. At December 31, 1997 and 1996, the Company has established an estimated liability for future guaranty fund assessments of $15,374 and $18,773, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements
                 (1)             Financial Statements of Merrill Lynch Life Variable Annuity Separate Account A
                                  as of December 31, 1996 and for the two years ended December 31, 1996 and the
                                  Notes relating thereto appear in the Statement of Additional Information
                                  (Part B of the Registration Statement)
                 (2)             Financial Statements of Merrill Lynch Life Variable Annuity Separate Account B
                                  as of December 31, 1996 and for the two years ended December 31, 1996 and the
                                  Notes relating thereto appear in the Statement of Additional Information
                                  (Part B of the Registration Statement)
                 (3)             Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 1996 and the Notes relating thereto appear in the
                                  Statement of Additional Information (Part B of the Registration Statement)
                 (4)             Schedule of Life Insurance In Force for Merrill Lynch Life Insurance Company



                                                                                      PERCENTAGE OF
                                                CEDED TO      ASSUMED                    AMOUNT
                                                  OTHER     FROM OTHER                   ASSUMED
                                GROSS AMOUNT    COMPANIES    COMPANIES   NET AMOUNT      TO NET
                                -------------  -----------  -----------  -----------  -------------
Life insurance
 in force.....................     10,568,021    2,879,306    1,843,104    9,531,819          19%


(b)        Exhibits
                 (1)             Resolution of the Board of Directors of Merrill Lynch Life Insurance Company
                                  establishing the Merrill Lynch Life Variable Annuity Separate Account A and
                                  Merrill Lynch Life Variable Annuity Separate Account B (Incorporated by
                                  Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996).
                 (2)             Not Applicable
                 (3)             Underwriting Agreement Between Merrill Lynch Life Insurance Company and
                                  Merrill Lynch, Pierce, Fenner & Smith Incorporated (Incorporated by Reference
                                  to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773
                                  Filed December 10, 1996).
                 (4)  (a)        Individual Variable Annuity Contract issued by Merrill Lynch Life Insurance
                                  Company (Incorporated by Reference to Post-Effective Amendment No. 10 to Form
                                  N-4, Registration No. 33-43773 Filed December 10, 1996).
                      (b)        Merrill Lynch Life Insurance Company Contingent Deferred Sales Charge Waiver
                                  Endorsement (Incorporated by Reference to Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43773 Filed December 10, 1996).
                      (c)        Individual Retirement Annuity Endorsement (Incorporated by Reference to Post-
                                  Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).
                      (d)        Merrill Lynch Life Insurance Company Endorsement (Incorporated by reference to
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).
                      (e)        Individual Variable Annuity Contract (revised) issued by Merrill Lynch Life
                                  Insurance Company (ML-VA-002) (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-45379 Filed
                                  April 26, 1995).
                      (f)        Merrill Lynch Life Insurance Company Endorsement (ML008) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4,
                                  Registration No. 33-45379 Filed April 26, 1995).

                      (g)        Merrill Lynch Life Insurance Company Individual Variable Annuity Contract (ML-
                                  VA-001) (Incorporated by Reference to Registrant's Post-Effective Amendment
                                  No. 7 to Form N-4, Registration No. 33-45379 Filed April 26, 1995).
                 (5)             Not Applicable
                 (6)  (a)        Articles of Amendment, Restatement and Redomestication of the Articles of
                                  Incorporation of Merrill Lynch Life Insurance Company (Incorporated by
                                  Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996).
                      (b)        Amended and Restated By-laws of Merrill Lynch Life Insurance Company
                                  (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996).
                 (7)             Not Applicable
                 (8)  (a)        Amended General Agency Agreement (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-45379 Filed
                                  April 28, 1994).
                      (b)        Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill
                                  Lynch Life Agency, Inc. (Incorporated by Reference to Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996).
                      (c)        Management Agreement Between Merrill Lynch Life Insurance Company and Merrill
                                  Lynch Asset Management, Inc. (Incorporated by Reference to Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996).
                      (d)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value
                                  for the Reserve Assets Fund (Incorporated by Reference to Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996).
                      (e)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value
                                  for the Domestic Money Market Fund (Incorporated by Reference to
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).
                      (f)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures
                                  (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996).
                      (g)        Amended Service Agreement Between Merrill Lynch Life Insurance Company and
                                  Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-45379 Filed April 28, 1994).
                      (h)        Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and
                                  Merrill Lynch Life Agency (Incorporated by Reference to Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996).
                      (i)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds,
                                  Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New
                                  York, and Family Life Insurance Company (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-45379 Filed April 28, 1994).
                      (j)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds,
                                  Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).

                      (k)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable
                                  Series Funds, Inc. and Merrill Lynch Life Insurance Company (Incorporated by
                                  Reference to Post-Effective Amendment No. 12 to Form N-4, Registration No.
                                  33-43773 Filed May 1, 1998).
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-45379 Filed December 10, 1996).
                (10)  (a)        Written Consent of Sutherland, Asbill & Brennan LLP
                      (b)        Written Consent of Deloitte & Touche LLP, independent auditors.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable
                (12)             Not Applicable
                (13)             Schedule for Computation of Performance Quotations (Incorporated by Reference
                                  to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773
                                  Filed December 10, 1996).
                (14)  (a)        Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed
                                  March 2, 1994).
                      (b)        Power of Attorney from David M. Dunford (Incorporated by Reference to Post-
                                  Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March
                                  2, 1994).
                      (c)        Power of Attorney from John C.R. Hele (Incorporated by Reference to
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed
                                  March 2, 1994).
                      (d)        Power of Attorney from Allen N. Jones (Incorporated by Reference to
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed
                                  March 2, 1994).
                      (e)        Power of Attorney from Barry G. Skolnick (Incorporated by Reference to Post-
                                  Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March
                                  2, 1994).
                      (f)        Power of Attorney from Anthony J. Vespa (Incorporated by Reference to
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed
                                  March 2, 1994).
                      (g)        Power of Attorney from Gail R. Farkas (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No.
                                  33-43773 Filed April 25, 1996).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Joseph E. Crowne, Jr.        800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    Chief Financial Officer, Chief
                                                                     Actuary and Treasurer.
David M. Dunford             800 Scudders Mill Road                Director, Senior Vice President
                             Plainsboro, NJ 08536                    and Chief Investment Officer.
Gail R. Farkas               800 Scudders Mill Road                Director and Senior Vice President.
                             Plainsboro, NJ 08536
Barry G. Skolnick            800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    General Counsel and Secretary.
Anthony J. Vespa             800 Scudders Mill Road                Director, Chairman of the Board,
                             Plainsboro, NJ 08536                    Chief Executive Officer and President.

           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Deborah J. Adler             800 Scudders Mill Road                Vice President and Actuary.
                             Plainsboro, NJ 08536
Robert J. Boucher            1414 Main Street                      Senior Vice President, Variable
                             Springfield, MA 01102                   Life Administration.
Charles J. Cavanaugh         800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Michael P. Cogswell          800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Edward W. Diffin, Jr.        800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Eileen Dyson                 4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Diana Joyner                 1414 Main Street                      Vice President.
                             Springfield, MA 01102
Peter P. Massa               4804 Deer Lake Drive East             Vice President.
                             Jacksonville, FL 32246
Kelly A. O'Dea               800 Scudders Mill Road                Vice President and Senior
                             Plainsboro, NJ 08536                    Compliance Officer.
Shelley K. Parker            1414 Main Street                      Vice President and Assistant
                             Springfield, MA 01102                   Secretary.
Julia Raven                  800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Lori M. Salvo                800 Scudders Mill Road                Vice President and Senior
                             Plainsboro, NJ 08536                    Counsel.
John A. Shea                 800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Frederick H. Steele          800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Tracy A. Bartoy              4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Robert J. Viamari            1414 Main Street                      Vice President and Assistant
                             Springfield, MA 01102                   Secretary.
Chester Westergard           2200 Rodney Parham Road Suite 300     Vice President.
                             Little Rock, AR 72212
Denis G. Wuestman            800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Matthew J. Rider             800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Donald C. Stevens, III       800 Scudders Mill Road Plainsboro,    Vice President and Controller.
                             NJ 08536
Amy S. Winston               800 Scudders Mill Road                Vice President and Director of
                             Plainsboro, NJ 08536                    Compliance.


------------------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Merrill Lynch Life Insurance Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.


    A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.



                         SUBSIDIARIES OF THE REGISTRANT



    The following are subsidiaries of ML & Co. as of February 23, 1998 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                                                  STATE OF
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------

Merrill Lynch & Co., Inc.................................................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)..................................  Delaware
    Broadcort Capital Corp...............................................................  Delaware
    Merrill Lynch & Co., Canada Ltd......................................................  Ontario
      Merrill Lynch Canada Inc...........................................................  Nova Scotia
    Merrill Lynch Life Agency Inc.(2)....................................................  Washington
    Merrill Lynch Professional Clearing Corp.(3).........................................  Delaware
  Merrill Lynch Bank & Trust Co..........................................................  New Jersey
  Merrill Lynch Capital Services, Inc....................................................  Delaware
  Merrill Lynch Government Securities Inc................................................  Delaware
    Merrill Lynch Money Markets Inc......................................................  Delaware
  Merrill Lynch Group, Inc...............................................................  Delaware
    Mercury Asset Management Group Holdings PLC(4).......................................  England
    Merrill Lynch Asset Management L.P.(5)...............................................  Delaware
    Merrill Lynch Capital Partners, Inc..................................................  Delaware
    Merrill Lynch Futures Inc............................................................  Delaware
    Merrill Lynch Group Holdings Limited.................................................  Ireland
      Merrill Lynch Capital Markets Bank Limited.........................................  Ireland
    Merrill Lynch Insurance Group, Inc...................................................  Delaware
      Merrill Lynch Life Insurance Company...............................................  Arkansas
      ML Life Insurance Company of New York..............................................  New York
    Merrill Lynch International Finance Corporation......................................  New York
      Merrill Lynch International Bank Limited...........................................  England
        Merrill Lynch Bank (Suisse) S.A..................................................  Switzerland
    Merrill Lynch Mortgage Capital Inc...................................................  Delaware
    Merrill Lynch National Financial.....................................................  Utah
    Merrill Lynch Trust Company(6).......................................................  New Jersey
      Merrill Lynch Business Financial Services Inc......................................  Delaware
      Merrill Lynch Credit Corporation...................................................  Delaware
    Merrill Lynch Investment Partners Inc................................................  Delaware
    MLDP Holdings, Inc.(7)...............................................................  Delaware
      Merrill Lynch Derivative Products AG...............................................  Switzerland
    ML IBK Positions Inc.................................................................  Delaware
      Merrill Lynch Capital Corporation..................................................  Delaware
    ML Leasing Equipment Corp.(8)........................................................  Delaware

                                                                                                  STATE OF
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------
MERRILL LYNCH & CO., INC.

  Merrill Lynch International Incorporated...............................................  Delaware
    Merrill Lynch (Australasia) Pty Limited..............................................  New South Wales
    Merrill Lynch International (Australia) Limited......................................  New South Wales
    Merrill Lynch International Bank.....................................................  United States
    Merrill Lynch International Holdings Inc.............................................  Delaware
      Merrill Lynch Bank (Austria) Aktiengesellschaft A.G................................  Austria
      Merrill Lynch Bank and Trust Company (Cayman) Limited..............................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch Capital Markets A.G..................................................  Switzerland
      Merrill Lynch Europe PLC...........................................................  England
        Merrill Lynch Europe Holdings Limited............................................  England
          Merrill Lynch International....................................................  England
        Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited................  England
      Merrill Lynch Europe Ltd...........................................................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch France...............................................................  France
        Merrill Lynch Capital Markets (France) S.A.......................................  France
      Merrill Lynch Far East Limited.....................................................  Hong Kong
    Merrill Lynch Japan Incorporated.....................................................  Cayman Islands,
                                                                                           British West Indies


------------------------


(1) MLPF&S also conducts business as "Merrill Lynch & Co."



(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.



(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



(4) Held through several intermediate holding companies.



(5) Merrill Lynch Asset Management L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.



(6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.



(7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.



(8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.


ITEM 27. NUMBER OF CONTRACTS


    The number of contracts in force as of February 28, 1998 was 82,519.


ITEM 28. INDEMNIFICATION

    There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

    The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


    (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Corporate Income Fund; The Corporate Fund Accumulation Program, Inc.; Defined Asset Funds--Municipal Insured Series; Equity Investor Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.


    Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B.

    (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


         NAME AND PRINCIPAL
          BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  -------------------------------------------------------
Herbert M. Allison, Jr.*               Director, President and Chief Executive Officer
Thomas W. Davis                        Executive Vice President
Barry S. Friedberg*                    Executive Vice President
Edward L. Goldberg*                    Executive Vice President
Stephen L. Hammerman*                  Director and Chairman of the Board
Jerome P. Kenney*                      Executive Vice President
David H. Komansky*                     Director
Theresa Lang*                          Senior Vice President and Treasurer
E. Stanley O'Neal                      Executive Vice President
Thomas H. Patrick*                     Executive Vice President
George A. Schieren                     General Counsel and Senior Vice President
Winthrop H. Smith, Jr.*                Executive Vice President
John L. Steffens*                      Director and Vice Chairman of the Board
Roger M. Vasey*                        Executive Vice President


------------------------

*   World Financial Center, 250 Vesey Street, New York, NY 10281

    (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

    (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

    (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 29th day of April, 1998.



                                                  Merrill Lynch Life Variable Annuity
                                                  Separate Account B
                                                  (Registrant)

Attest:    /s/ EDWARD W. DIFFIN, JR.              By:        /s/ BARRY G. SKOLNICK
           ------------------------------------              ------------------------------------
           Edward W. Diffin, Jr.                             Barry G. Skolnick
           Vice President and Senior Counsel                 Senior Vice President of
                                                             Merrill Lynch Life Insurance Company

                                                  Merrill Lynch Life Insurance Company
                                                  (Depositor)

Attest:    /s/ EDWARD W. DIFFIN, JR.              By:        /s/ BARRY G. SKOLNICK
           ------------------------------------              ------------------------------------
           Edward W. Diffin, Jr.                             Barry G. Skolnick
           Vice President and Senior Counsel                 Senior Vice President



    As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 1998.


                      SIGNATURE                                                 TITLE
------------------------------------------------------  ------------------------------------------------------

                     *                                  Chairman of the Board, President and Chief
-------------------------------------------              Executive Officer
Anthony J. Vespa

                     *                                  Director, Senior Vice President, Chief Financial
-------------------------------------------              Officer, Chief Actuary and Treasurer
Joseph E. Crowne, Jr.

                     *                                  Director, Senior Vice President, and Chief
-------------------------------------------              Investment Officer
David M. Dunford

                     *                                  Director and Senior Vice President
-------------------------------------------
Gail R. Farkas

*By: /s/ BARRY G. SKOLNICK                              In his own capacity as Director, Senior Vice
-------------------------------------------              President, General Counsel, and Secretary and as
Barry G. Skolnick                                        Attorney-In-Fact

                                 EXHIBIT INDEX


 EXHIBIT                                            DESCRIPTION                                             PAGE
---------  ---------------------------------------------------------------------------------------------  ---------

(10)(a)    Written Consent of Sutherland, Asbill & Brennan LLP..........................................     C-
(10)(b)    Written Consent of Deloitte & Touche LLP, independent auditors...............................     C-
(10)(c)    Written Consent of Barry G. Skolnick, Esq....................................................     C-